As filed with the Securities and Exchange Commission on January 27, 2022
1933 Act Registration File No. 333-118634
1940 Act File No. 811-21625

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	44	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	46	[X]

Intrepid Capital Management Funds Trust
(Exact Name of Registrant as Specified in Charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (904) 246-3433

Mark F. Travis Intrepid Capital Management, Inc. 1400 Marsh Landing Parkway, Suite 106 Jacksonville Beach, Florida 32250 (Name and Address of Agent for Service)	Copies to: Peter D. Fetzer Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202-5306

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on January 31, 2022 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 44 to the Registration Statement of Intrepid Capital Management Funds Trust is being filed to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2021 and to make other permissible changes under Rule 485(b).

Intrepid Capital Fund Institutional Class (Ticker: ICMVX) Investor Class (Ticker: ICMBX)	Intrepid Income Fund Institutional Class (Ticker: ICMUX) Investor Class (Not Available for Sale)
Intrepid Endurance Fund Institutional Class (Ticker: ICMZX) Investor Class (Ticker: ICMAX)
Prospectus
January 31, 2022

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
Intrepid Capital Fund
Investment Objective: The Intrepid Capital Fund (the “Fund” in this Summary) seeks long-term capital appreciation and high current income.
Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.57%	0.57%
Total Annual Fund Operating Expenses	1.82%	1.57%
Fee Waiver and/or Expense Reimbursement(1)	-0.42%	-0.42%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.40%	1.15%
(1)Intrepid Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.15% of the average daily net assets of the Fund. This expense limitation agreement will continue in effect until January 31, 2023. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$143	$532	$946	$2,103
Institutional Class	$117	$455	$815	$1,832
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies: Under normal conditions, the Fund invests primarily in a diversified portfolio of undervalued small and medium capitalization (i.e., less than $25 billion of market capitalization) equity securities and high yield securities (also known as “junk bonds”). The Fund believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, exchange-traded funds (“ETFs”) and foreign securities, which include American Depository Receipts (“ADRs”).
The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates. The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.
The Fund’s investments in high yield securities will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase. Duration is a measure of a debt security’s price sensitivity, taking into account a debt security’s cash flows over time. For example, a security with a duration of five years would likely drop five percent in value if interest rates rose one percentage point.

Additionally, the Fund’s investments in high yield securities will not be limited in credit rating, but typically will be in securities rated below-investment grade by a nationally recognized statistical rating agency. The Fund believes that these securities may be attractively priced relative to their risk because many institutional investors do not purchase less than investment grade debt securities.
In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.
Principal Risks: There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following risks could affect the value of your investment:
•Equity Securities Risks: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
•General Market Risk; Recent Market Events: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments, and to the negative impact of any epidemic, pandemic or natural disaster that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers have experienced particularly large losses as a result of these disruptions, and such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

•Small and Medium Capitalization Company Risk: The Fund invests in small and medium capitalization companies that tend to be more volatile and less liquid than large capitalization companies, which can negatively affect the Fund’s ability to purchase or sell these securities. Small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.
•Value Investing Risk: The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.
•Foreign Securities Risk: Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s withdrawal from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
•Interest Rate Risk: The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.
•Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR has come under pressure following manipulation allegations. Further, the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although many LIBOR rates will be phased out as of the end of 2021, as originally intended, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
•Credit Risk: The risk of investing in bonds and debt securities whose issuers may not be able to make interest and principal payments. In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security.
•High Yield Risk: The risk of loss on investments in high yield securities or “junk bonds.” These securities are rated below investment grade, are usually less liquid, have greater credit risk than investment grade debt securities, and their market values tend to be volatile. They are more likely to default than investment grade securities when adverse economic and business conditions are present.
•Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•Exchange-Traded Fund Risk: The risk of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Performance: The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns). The table shows how the Fund’s average annual returns over 1, 5, and 10 years compare with those of a broad measure of market performance, as well as additional indices that reflect the market sectors in which the Fund invests. For additional information on the indices, please see “Index Descriptions” in this Prospectus. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Capital Fund – Investor Class
Calendar Year Total Returns as of 12/31
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	December 31, 2020	14.35%
Worst Quarter	March 31, 2020	-20.04%
AVERAGE ANNUAL TOTAL RETURNS
(For the period ended December 31, 2021)

	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	12.84%	4.19%	5.84%
Return After Taxes on Distributions	12.05%	3.08%	4.38%
Return After Taxes on Distributions and Sale of Fund Shares	7.77%	2.81%	4.12%
Institutional Class
Return Before Taxes	13.16%	4.43%	6.10%
Bloomberg Combined 1-5Y TR Index (60% S&P 500® Index/40% Bloomberg U.S. Government/Credit Index 1-5YR TR Index) (reflects no deduction for fees, expenses or taxes)	16.13%	12.05%	10.65%
Bloomberg Combined Index (60% S&P 500® Index/40% Bloomberg U.S. Gov/Credit Index) (reflects no deduction for fees, expenses or taxes)	15.76%	12.79%	11.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Bloomberg U.S. Gov/Credit 1-5Y TR Index (reflects no deduction for fees, expenses or taxes)	-0.97%	2.25%	1.77%
Bloomberg U.S. Gov/Credit Index (reflects no deduction for fees, expenses or taxes)	-1.75%	3.99%	3.13%

The Fund uses the Bloomberg U.S. Gov/Credit 1-5Y TR Index, Bloomberg Combined Index, and Bloomberg U.S. Gov/Credit Index as additional indices because they compare the Fund’s performance with the returns of indices holding investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in this Prospectus.
The Fund offers two Classes of shares. Investor Class shares commenced operations on January 3, 2005 and Institutional Class shares commenced operations on April 30, 2010.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Management
Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser for the Fund.
Portfolio Manager: Mark Travis has served as the portfolio manager of the Fund since its inception in 2005 and is the President of the Adviser. Matt Parker, CFA®, CPA, Hunter Hayes, and Joe Van Cavage, CFA®, have served as part of the investment team of the Fund since 2019.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 23.

Intrepid Endurance Fund
Investment Objective: The Intrepid Endurance Fund (the “Fund” in this Summary) seeks long-term capital appreciation.
Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.49%	0.52%
Total Annual Fund Operating Expenses	1.74%	1.52%
Fee Waiver and/or Expense Reimbursement(2)	-0.43%	-0.36%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.31%	1.16%
(1)“Other Expenses” include Acquired Fund Fees and Expenses of one basis point. As a result, Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus, which does not include Acquired Fund Fees and Expenses.
(2)The Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.30% of the Fund’s average daily net assets for the Investor Class shares of the Fund, and do not exceed 1.15% of the average daily net assets for the Institutional Class shares. This expense limitation agreement will continue in effect until January 31, 2023. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$133	$506	$904	$2,016
Institutional Class	$118	$445	$795	$1,782
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies: Under normal conditions, the Fund primarily invests in a diversified portfolio of equity securities of small capitalization companies. The Fund defines small capitalization companies to include companies having a capitalization that does not exceed the upper limit of the capitalization ranges of the higher of the Morningstar Small Cap Index or the S&P SmallCap 600® Index during the most recent 12 months. For the 12 months ended December 31, 2021 this limit was approximately $7.9 billion. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, ETFs and foreign securities, which include ADRs.
The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security. The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates. The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry. In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications. The Fund may engage in short-term trading.

The Fund may hold in excess of 25% of its assets in cash or cash equivalents at any time and for an extended time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.
Principal Risks: There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following risks could affect the value of your investment:
•Equity Securities Risks: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
•General Market Risk; Recent Market Events: In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers have experienced particularly large losses as a result of these disruptions, and such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
•Small-Capitalization Company Risk: The risk of investing in the stocks of smaller companies. Small companies can be more sensitive to changing economic conditions. Stocks of smaller companies are more volatile, often have less trading volume than those of larger companies and are more difficult to sell at quoted market prices.

•Value Investing Risk: The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value.
•Foreign Securities Risk: Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s withdrawal from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.
•ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
•Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•Exchange-Traded Fund Risk: The risk of owning an ETF generally reflects the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Performance: The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns). The table shows how the Fund’s average annual returns over 1, 5 and 10 years compare with those of a broad measure of market performance For additional information on the index, please see “Index Descriptions” in this Prospectus. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Endurance Fund – Investor Class
Calendar Year Total Returns as of 12/31
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	December 31, 2020	20.79%
Worst Quarter	March 31, 2020	-21.50%
AVERAGE ANNUAL TOTAL RETURNS
(For the period ended December 31, 2021)

	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	6.58%	5.82%	5.21%
Return After Taxes on Distributions	6.58%	5.49%	4.38%
Return After Taxes on Distributions and Sale of Fund Shares	3.90%	4.42%	3.90%
Institutional Class
Return Before Taxes	6.78%	6.06%	5.46%
Morningstar U.S. Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	16.25%	11.50%	12.97%
The Fund offers two Classes of shares. Investor Class shares commenced operations on October 3, 2005 and Institutional Class shares commenced operations on November 3, 2009.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-

deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Management
Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser for the Fund.
Portfolio Managers: Matt Parker, CFA®, CPA has served as co-lead portfolio manager of the Fund since 2019 and is a Vice President of the Adviser. Joe Van Cavage, CFA® has served as co-lead portfolio manager of the Fund since 2019 and is a Vice President of the Advisor. Hunter Hayes has served as part of the investment team since 2019.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 23.

Intrepid Income Fund
Investment Objective: The Intrepid Income Fund (the “Fund” in this Summary) seeks high current income and capital appreciation.
Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)(2)	0.30%	0.30%
Total Annual Fund Operating Expenses	1.30%	1.05%
Fee Waiver and/or Expense Reimbursement(3)	-0.13%	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.17%	0.92%
(1)Investor Class shares are not available for sale. “Other Expenses” are based on estimated expenses for the current fiscal year for the Investor Class shares.
(2)“Other Expenses” include Acquired Fund Fees and Expenses of one basis point. As a result, Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus, which does not include Acquired Fund Fees and Expenses.
(3)The Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.15% of the Fund’s average daily net assets for the Investor Class shares of the Fund, and do not exceed 0.90% of the average daily net assets for the Institutional Class shares.  This expense limitation agreement will continue in effect until January 31, 2023. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense. The Fund may have Total

Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$119	$399	$700	$1,556
Institutional Class	$94	$321	$567	$1,271
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies: Under normal conditions, the Fund primarily invests in a diversified portfolio of fixed-income securities. The Fund’s fixed income securities will consist principally of high-yield corporate debt securities (sometimes referred to as “junk bonds”), bank debt (including loan assignments and participations), convertible debt, and U.S. Government securities. The Fund may also invest in investment grade corporate debt securities, as well as the debt of foreign companies. Foreign companies, or non-U.S. companies, are companies domiciled or headquartered outside of the U.S., or whose primary business activities or principal trading markets are located outside of the U.S. High yield securities typically pay high current interest. They also offer the potential for capital appreciation when purchased at a discount to par value or when favorable company-specific events occur. The Fund’s investment advisor performs deep fundamental credit analysis in selecting debt securities for the Fund, and the Fund’s holdings will not be limited by credit quality, sector, or geography. The Fund’s investments in debt instruments will not be limited in duration, but typically will be in securities having a duration of two to six years at the time of purchase. Duration is a measure of a debt security’s price sensitivity taking into account a debt security’s cash flows over time. For example, a security with a duration of five years would likely drop five percent in value if interest rates rose one percentage point.
In addition, the Fund may invest in equity securities, consisting principally of dividend-paying common stock or preferred stock. The Fund will typically seek dividend-paying equity and preferred securities that it believes are undervalued based on internal appraisals of such securities’ intrinsic values. The Fund typically determines the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of the business as a whole, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) to arrive at an estimate of the equity security’s intrinsic value. If a dividend paying common stock or preferred stock stops paying dividends after its purchase by the Fund, the Fund would not be required to sell the security.
The Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions and its own credit analyses to determine the creditworthiness and potential for capital appreciation of a security.
In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.
Principal Risks: There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following risks could affect the value of your investment:
•General Market Risk; Recent Market Events: In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Securities selected for the Fund’s portfolio may decline in value more than the overall stock market.
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers have experienced particularly large losses as a result of these disruptions, and such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

•Interest Rate Risk: The risk associated with a trend of increasing interest rates which results in drop in value of the bonds and other debt securities. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.
•Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Adviser might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR has come under pressure following manipulation allegations. Further, the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although many LIBOR rates will be phased out as of the end of 2021, as originally intended, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had. This announcement and any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Fund’s investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates..
•Credit Risk: The risk of investing in bonds and debt securities whose issuers may not be able to make interest and principal payments. In turn, issuers’ inability to make payments may lower the credit quality of the security and lead to greater volatility in the price of the security.
•High Yield Risk: The risk of loss on investments in high yield securities or “junk bonds.” These securities are rated below investment grade, are usually less liquid, have greater credit risk than investment grade debt securities, and their market values tend to be volatile. They are more likely to default than investment grade securities when adverse economic and business conditions are present.

•Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Cash Position Risk: The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
Performance: The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (the only Class currently available for sale). The table shows how the Fund’s average annual returns over 1, 5 and 10 years compare with those of a broad-based market index, as well as additional indices that reflect the market sectors in which the Fund invests. For additional information on the indices, please see “Index Description” in this Prospectus. No performance information is available for the Investor Class shares since that class is currently not available for sale. The performance for the Investor Class shares would differ only to the extent that the Investor Class shares have different expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Income Fund – Institutional Class
Calendar Year Total Returns as of 12/31
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	December 31, 2020	7.43%
Worst Quarter	March 31, 2020	-6.66%
AVERAGE ANNUAL TOTAL RETURNS
(For the period ended December 31, 2021)

	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	10.01%	5.49%	4.27%
Return After Taxes on Distributions	7.39%	3.71%	2.63%
Return After Taxes on Distributions and Sale of Fund Shares	5.91%	3.44%	2.58%
Bloomberg U.S. Gov/Credit 1-5Y TR Index (reflects no deduction for fees, expenses or taxes)	-0.97%	2.25%	1.77%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%
Institutional Class shares commenced operations on August 16, 2010. Performance shown prior to August 16, 2010 reflects the performance of Investor Class shares, which commenced operations on July 2, 2007 and ceased operations on January 31, 2014, and includes expenses that are not applicable to and are higher than those of Institutional Class shares. After-tax returns are calculated using the historical highest individual federal stated income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Management
Investment Adviser: Intrepid Capital Management, Inc. is the investment adviser for the Fund.
Portfolio Managers: Mark Travis has served as the portfolio manager of the Fund since 2018 and co-lead portfolio manager of the Fund since 2019 and is the President of the Adviser. Hunter Hayes has served as co-lead portfolio manager of the Fund since 2019 and is a Vice President of the Adviser.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 23.

PURCHASE AND SALE OF FUND SHARES, TAXES
AND FINANCIAL INTERMEDIARY
COMPENSATION
Purchasing Shares: Investors may purchase, exchange or redeem Fund shares by mail at Intrepid Capital Management Funds Trust, c/o U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207, or by telephone at 1-866-996-FUND. Redemptions by telephone are only permitted upon previously receiving appropriate authorization. Subsequent purchases and redemptions may be made by visiting the Funds’ website at www.intrepidcapitalfunds.com. Transactions will only occur on days the New York Stock Exchange is open. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares. The minimum initial amount of investment in a Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares (except as noted in the next sentence). The minimum initial amount of investment in the Institutional Class shares of the Intrepid Income Fund is $2,500. Subsequent investments in the Investor Class or Institutional Class shares of a Fund may be made with a minimum investment of $100. Investor Class shares of the Intrepid Income Fund are not currently available for sale.
Tax Information: The Funds’ distributions generally will be taxable to you, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case such distributions may be subject to federal income tax.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Ask your advisor or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS’
INVESTMENT STRATEGIES AND
PRINCIPAL RISKS
INVESTMENT OBJECTIVE
Please remember that an investment objective is not a guarantee. An investment in one of the Funds might not appreciate and investors could lose money. Each Fund may change its investment objective without obtaining shareholder approval.
Each Fund may hold in excess of 25% of its assets in cash or cash equivalents at any time or for an extended time. To the extent a Fund holds assets in cash (or cash equivalents) and is otherwise uninvested, the ability of the Fund to meet its objective may be limited. The Adviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances, including holding cash for temporary defensive positions as discussed below. A Fund’s cash levels are likely to increase in market environments in which the Adviser struggles to find undervalued investments because portfolio sale decisions are made based on valuation and are independent of whether the Fund has found a replacement idea. This can reduce a Fund’s performance in rising markets.
Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions that are inconsistent with a Fund’s principal investment strategies. Typically, these adverse conditions will result in a Fund having difficulty finding qualifying investments. A temporary defensive position means a Fund will invest some or all of its assets in money market instruments such as U.S. Treasury Bills, commercial paper or repurchase agreements (cash). A Fund may maintain a temporary defensive position for prolonged periods, until such time as it can find securities that meet its investment criteria. Even when a Fund is not taking a temporary defensive position, or the Adviser has not determined that is advisable to hold a significant cash position, the Fund will still hold some cash so that it can pay expenses, satisfy redemption requests, or take advantage of investment opportunities.

PRINCIPAL INVESTMENT STRATEGIES
Equity Security Investments
Under normal circumstances, the Intrepid Capital Fund typically will hold equity securities of approximately 20 to 75 different companies, while the Intrepid Endurance Fund will generally hold equity securities of approximately 12 to 50 different companies. Equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options, ETFs and foreign securities, which include ADRs. When limiting their holdings to a relatively small number of positions, these Funds will invest in only the best ideas of the Adviser. However, so limiting the number of holdings may cause the performance of each Fund to be more volatile as each position is likely to have a more meaningful impact on performance than if the Fund had invested in a greater number of securities.
Each Fund typically will hold a position until either the price reaches the target valuation level or the Fund determines that the price is unlikely to reach that level. Each Fund may hold stocks for several years or longer, if necessary.
High Yield Security Investments
Under normal conditions, the Intrepid Capital Fund will typically hold high yield securities (also known as “junk bonds”) of approximately 10-40 companies with approximately 20% to 60% of the Intrepid Capital Fund’s total assets held in such high yield securities. The Intrepid Income Fund typically will hold high yield securities of approximately 15-70 companies. The Intrepid Capital Fund and the Intrepid Income Fund normally will not purchase high yield securities that are rated lower than “CCC” by Standard & Poor’s® (“S&P®”) or at least “Caa” by Moody’s Investors Service®, Inc. (“Moody’s”). Notwithstanding the foregoing, the Intrepid Income Fund may purchase or hold securities in default if it believes the default will be cured, and the Intrepid Capital Fund may purchase or hold securities in default if it believes the default will be cured or in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.
The investments of the Intrepid Capital Fund and the Intrepid Income Fund in high yield securities are a means of attempting to achieve returns that exceed those of five-year treasury securities. In purchasing high yield securities, these Funds examine the universe of all high yield corporate bonds seeking those that are attractively priced relative to their risk. In assessing risk, these Funds independently assess many of the same factors considered by S&P and Moody’s. In evaluating price the Funds typically consider the lowest possible yield that could be realized in owning the security, assuming it does not default. These Funds often purchase high yield securities shortly after a credit downgrade to less than investment grade. At such times, many institutional investors may be required to sell such securities creating a selling demand that might result in more attractive pricing. Each of these Funds will sell a high yield security if the yield no longer compensates owners for the risks of holding the security or if other securities are more attractively priced relative to their risk. The former might occur if the credit weakens and the latter might occur if the issuer’s business outlook improves and the security’s yield declines.

PRINCIPAL RISKS OF INVESTING IN EACH FUND
Investors in a Fund may lose money. There are risks associated with the types of securities in which the Fund invests. The principal risks of each Fund are listed below.

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund
ADR Risk		✓
Cash Position Risk	✓	✓	✓
Credit Risk	✓		✓
Debt/Fixed Income Securities Risk	✓		✓
Equity Securities Risk	✓	✓
ETF Risk	✓	✓
Foreign Securities Risk	✓	✓
High Yield Risk	✓		✓
Interest Rate Risk	✓		✓
Liquidity Risk	✓	✓	✓
General Market Risk; Recent Market Events	✓	✓	✓
Small and Medium Capitalization Company Risk	✓	✓
Value Investing Risk	✓	✓
Tax Law Change Risk	✓	✓	✓
•ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
•Cash Position Risk: The ability of a Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.
•Credit Risk: The issuers of the bonds and other debt securities held by a Fund may be unable to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial conditions that would lower the credit quality of the security and lead to greater volatility in the price of the security.
•Debt/Fixed Income Securities Risk: The value of your investment in a Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund invests. Interest rates in the U.S. are at, or near, historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for a Fund to sell its holdings at a time when the Fund might wish to sell. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The value of your investment in a Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a debt security if the issuer defaults. Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments. The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline. Distressed debt securities (“junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Distressed debt securities may also be less liquid than higher quality debt securities. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR has come under pressure following manipulation allegations.
While it is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, neither the effect of the transition process nor the viability of such measures is known. While market participants have begun transitioning away from LIBOR, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks. The effectiveness of multiple alternative reference rates as opposed to one primary reference rate has not been determined. The effectiveness of alternative reference rates used in new or existing financial instruments and products has also not yet been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate, including securities and other financial instruments held by the Fund. Further, the utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Fund’s performance.

•Equity Securities Risks: Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which a Fund invests.
•ETFs Risk. ETFs are investment companies that trade like stocks. The price of an ETF is derived from and based upon the securities held by the ETF. However, like stocks, shares of ETFs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on a Fund’s investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly.
•Foreign Securities Risk: Stocks of non-U.S. companies (whether directly or in ADRs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected unfavorably by changes in foreign currency exchange rates. Policy and legislative changes in foreign countries and other events affecting global markets, such as the institution of tariffs by the U.S. or the United Kingdom’s withdrawal from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Additionally, investments in foreign securities, whether or not publicly traded in the U.S., may involve risks which are in addition to those inherent in domestic investments, such as less demanding regulatory requirements, less demanding financial reporting requirements, and less stable economies. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.
•High Yield Risk: Investment in high yield securities can involve a substantial risk of loss. These securities, commonly called “junk bonds,” are rated below investment grade and considered to be speculative with respect to the issuer’s ability to pay interest and principal. They are more likely to default than investment grade securities when adverse economic and business conditions are present. High yield securities are generally much less liquid than investment grade debt securities and their market values tend to be volatile. In addition, high yield securities tend to have greater credit risk than investment grade securities.
•Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. There have been extended periods of increases in interest rates that have caused significant declines in bond prices. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.
•Liquidity Risk: The risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
•Market Risk: The prices of the securities in which the Fund invests may decline in response to adverse issuer, political, regulatory, market, economic or other developments, and to the negative impact of any epidemic, pandemic or natural disaster that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. The prices of the securities in which each Fund invests may decline for a number of reasons. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers have experienced particularly large losses as a result of these disruptions, and such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of fixed income or other securities held by a Fund and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Funds may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines and restrictions on travel related to the recent coronavirus outbreak. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Small and Medium Capitalization Risk: Small and medium capitalization companies often have narrower product lines and markets and more limited managerial and financial resources, and as a result may be more sensitive to changing economic conditions. Stocks of smaller companies are often more volatile and tend to have less trading volume than those of larger companies. Less trading volume may make it more difficult to sell securities of smaller companies at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and the stocks of smaller companies underperform.
•Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. In particular, Congress is considering substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Funds and their shareholders. Any future changes are highly uncertain, and the impact on the Funds or their shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.
•Value Investing Risk: A Fund may be wrong in its assessment of a company’s value or the market may not recognize improving fundamentals as quickly as the Fund anticipated. In such cases, the stock may not reach the price that reflects the intrinsic value of the company. There are periods when the value investing style falls out of favor with investors and in such periods a Fund may not perform as well as other mutual funds investing in common stocks.
Because of these risks, each Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Funds.

NON-PRINCIPAL RISKS OF INVESTING IN FUNDS
The Funds are subject to the following non-principal risks:
•Cybersecurity Risk: Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause a Fund, the Adviser and/or the Funds’ service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
•Redemption Risk: A Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If a Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.
DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).
MANAGEMENT OF THE FUNDS
Intrepid Capital Management, Inc. (the “Adviser”), located at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida 32250, is the investment adviser for the Funds. The Adviser has been conducting its investment advisory business since 1994. Its clientèle historically and primarily consists of corporate, institutional, and high net-worth individuals. As of September 30, 2021, the Adviser had approximately $575 million in assets under management.
Under investment advisory agreements, the Adviser receives an advisory fee from each Fund at an annual rate of each Fund’s average daily net assets as indicated below under the caption, “Contractual Advisory Fee.” For the fiscal year ended September 30, 2021, the Adviser received, after applicable fee waivers, an advisory fee at an annual rate of each Fund’s average daily net assets as indicated below the “Net Advisory Fee Received.” The currently effective annual advisory fee for each of the Funds is as follows:

	Contractual Advisory Fee as of the fiscal year ended 9/30/21	Net Advisory Fee Received for fiscal year ended 9/30/21
Intrepid Capital Fund(1)	1.00%	0.58%
Intrepid Income Fund	0.75%	0.61%
Intrepid Endurance Fund(2)	1.00%	0.62%
(1)The Intrepid Capital Fund compensates the Adviser at an annualized rate of 1.00% on the first $500 million in average daily net assets in the Fund and 0.80% on the balance.
(2)The Intrepid Endurance Fund compensates the Adviser at an annualized rate of 1.00% on the first $500 million in average daily net assets in the Fund and 0.80% on the balance.
In addition to the advisory fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies).
For the Intrepid Capital Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that the net annual operating expenses (excluding acquired fund fees and expenses and Rule 12b-1 fees) do not exceed a stated maximum percentage (“cap”) for the period ending January 31, 2023.
For the Intrepid Income Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that the net annual operating expenses (excluding acquired fund fees and expenses) do not exceed the cap for the period ending January 31, 2023.
For the Intrepid Endurance Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that the net annual operating expenses (excluding acquired fund fees and expenses) do not exceed the cap for the period ending January 31, 2023.

	Investor Shares	Institutional Shares
Intrepid Capital Fund(1)	1.15%	1.15%
Intrepid Income Fund	1.15%	0.90%
Intrepid Endurance Fund	1.30%	1.15%
(1)The contractual waiver of fees and/or reimbursement of certain expenses for the Intrepid Capital Fund is exclusive of sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Adviser may recoup any waived amount from a Fund pursuant to this agreement if such reimbursement does not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the month in which the Adviser incurred the expense.
The most recent discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreements between the Trust and the Adviser on behalf of the Funds is available in the Semi-Annual Report to Shareholders for the period ended March 31, 2021.
As investment adviser, the Adviser manages the investment portfolio of each Fund and decides which securities to buy and sell. The Funds’ portfolios are managed by experienced portfolio managers as described below. With respect to each of the Funds, the lead member of the team makes the final investment decisions based on the information team members provide. Team members may also execute decisions of the lead member.

Mark Travis Intrepid Capital Fund Intrepid Income Fund	Mark Travis is the portfolio manager of the Intrepid Capital Fund and a co-lead portfolio manager of the Intrepid Income Fund. Mr. Travis also served as portfolio manager of the Intrepid Income Fund from 2018 to 2019. Mr. Travis is a founder and has been the President of the Adviser since 1994. Prior to founding the firm, Mr. Travis was Vice President of the Consulting Group of Smith Barney and its predecessor firms for ten years. Mr. Travis holds a BA in Economics from the University of Georgia.

Hunter Hayes Intrepid Income Fund Intrepid Capital Fund Intrepid Endurance Fund	Hunter Hayes is a co-lead portfolio manager of the Intrepid Income Fund and has served on the investment team for the Intrepid Capital Fund and the Intrepid Endurance Fund since 2019. Mr. Hayes joined the Adviser in 2017 and was named a Vice President of the Adviser in 2018. He primarily focuses on high yield fixed income investments and was previously a research analyst covering small-cap equity securities. Prior to joining the Adviser, Mr. Hayes was a high yield investment analyst for Eaton Vance from 2015-2017, and a business valuation associate for Deloitte from 2014-2015. He graduated Highest Honors from Auburn University in 2014 with a BSBA in Finance and a BM in Piano Performance.
Matt Parker Intrepid Endurance Fund Intrepid Capital Fund	Matt Parker is a co-lead portfolio manager of the Intrepid Endurance Fund. Mr. Parker joined the Adviser in 2014 and was named a Vice President of the Adviser in 2018. Mr. Parker has served on the investment team for the Intrepid Capital Fund since 2019. He primarily focuses on domestic small cap equity securities. Mr. Parker was a research analyst for the Adviser from 2014 to 2018 and primarily focused on international equity securities. Prior to joining the Adviser, Mr. Parker was an auditor for Ernst & Young LLP from 2011-2014. A CFA Charterholder and licensed CPA, Mr. Parker received his Master of Accounting degree and BS in Business Administration degree from the University of North Carolina at Chapel Hill.

Joe Van Cavage Intrepid Endurance Fund Intrepid Capital Fund	Joe Van Cavage is a co-lead portfolio manager of the Intrepid Endurance Fund. He has served on the investment team for the Intrepid Capital Fund since 2019. Mr. Van Cavage joined the Adviser in 2018 as Vice President. He primarily focuses on domestic small cap equity securities. Prior to joining the Adviser, Mr. Van Cavage was manager of Investor Relations at Vistra Energy Corp. from 2017-2018, Investor Relations Analyst at Murphy USA Inc. from 2016-2017, and Equity Research Analyst at River Road Asset Management LLC from 2011-2016. A CFA Charterholder, Mr. Van Cavage received his Master of Business Administration and BS in Civil Engineering degrees from the University of Florida.
The Funds’ SAI provides additional information about the compensation of each member of the investment teams, other accounts managed by them and their ownership of shares of the Funds that they manage.
SHARE PRICES OF THE FUNDS
The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value (“NAV”). Each Fund normally calculates its NAV as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading. If the NYSE is not open, then the Funds do not determine their NAV, and investors may not purchase or redeem shares of the Funds. The NYSE is closed for trading on national holidays, Good Friday and weekends. The NYSE also may be closed for trading on national days of mourning or due to natural disasters or other extraordinary events or emergencies. If the NYSE closes early on a valuation day, the Funds shall determine their NAV as of that time. The NAV is determined by adding the value of a Fund’s investments, cash and other assets, subtracting the liabilities and then dividing the result by the total number of shares outstanding. Due to the fact that different expenses are charged to the Institutional Class and Investor Class shares of a Fund, the NAV of the two classes of a Fund may vary. Each Fund values money market instruments it holds at their amortized cost, as long as the Adviser determines that amortized cost approximates the fair value of the instruments under valuation procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Each Fund values securities and other assets for which market quotations are not readily available or reliable by appraisal at their fair value as determined in good faith by the Adviser under such valuation procedures.
Fair Value Pricing
The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell the security at the fair market value. Market quotations may not be available, for example if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Market quotations of debt securities and equity securities not traded on a securities exchange may not be reliable if the securities are thinly traded. Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotations and the close of trading on the NYSE. Because some foreign markets are open on days when a Fund does not price its shares, the value of a Fund’s holdings (and correspondingly, a Fund’s NAV) could change at a time when you are not able to buy or sell Fund shares.
With regard to foreign equity securities, the Funds may use a systematic fair valuation methodology provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on foreign exchanges. The Board of Trustees has approved the use of such independent pricing service. By fair valuing securities whose prices may have been affected by events occurring between the time a foreign exchange closes and the close of the NYSE, the Funds deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a Fund’s portfolio holdings and the net asset value of the Fund’s shares, and seek to help ensure that the prices at which the Funds’ shares are purchased and redeemed are fair.
In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”), which, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 2022. The Funds’ fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5.
Good Order
The Funds will process purchase orders and redemption orders that they receive in good order prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. The Funds will process purchase orders and redemption orders that they receive in good order after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. An investor’s purchase order or redemption request will be considered in good order if the letter of instruction includes the name and class of the Fund, the dollar amount or number of shares to be purchased or redeemed, the signature of all registered shareholders, including a signature guarantee when required, and the account number. If an investor sends a purchase order or redemption request to the Funds’ corporate address, instead of to the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), the Funds will forward it to the Transfer Agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the Transfer Agent.

Distribution Fees
The Funds have adopted a distribution plan pursuant to Rule 12b-l under the Investment Company Act for the Investor Class shares of each Fund. This Plan allows the Investor Class shares of each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of the assets of the Investor Class shares of each Fund, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Multiple Classes
The Intrepid Capital Fund and the Intrepid Endurance Fund offer two classes of shares: Institutional Class shares and Investor Class shares. The Intrepid Income Fund offers one class of shares: Institutional Class shares. For Funds offering two classes, each class of shares is designed for specific investors. The different classes of shares represent investments in the same portfolio of securities, but are subject to different expenses. Share classes may have different expenses which may affect their performance and may be subject to different investment minimums and other features.

PURCHASING SHARES
How to Purchase Shares from the Funds
1.Read this Prospectus carefully.
2.Determine how much you want to invest keeping in mind the following minimums:

	Intrepid Capital Fund Intrepid Endurance Fund		Intrepid Income Fund

a. New accounts	Investor Class	Institutional Class	Institutional Class
• Individual Retirement Accounts	$2,500	$250,000	$2,500
• All other Accounts	$2,500	$250,000	$2,500
• with automatic investment plan	$2,500	$250,000	$2,500
b. Existing accounts
• Dividend reinvestment	No Minimum	No Minimum	No Minimum
• All other investments	$100	$100	$100
• with automatic investment plan	Monthly draw of $100	Monthly draw of $100	Monthly draw of $100
The minimum initial investment in the Institutional Class shares is $250,000 ($2,500 for the Institutional Class shares of the Intrepid Income Fund), and this minimum may be waived at the Adviser’s sole discretion (please see the section entitled “Purchasing Shares from Other Servicing Agents” for more information). In its sole discretion, the Adviser may also allow the following to purchase Institutional Class shares of each Fund below the stated minimum investment amount: (i) members of the Board of Trustees and their immediate family members, (ii) employees of the Adviser and their immediate family members, and (iii) persons who aggregate at least $1 million into the Funds in a single purchase.
3.Complete the New Account Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the Invest by Mail form included with your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name and your name, address, and account number on a separate piece of paper along with your check. (The Funds have additional New Account Applications and Invest by Mail forms if you need them.) If you have any questions, please call 1-866-996-FUND.

4.Make your check payable to the Fund you are purchasing. All checks must be in U.S. Dollars drawn on a domestic financial institution. The Funds will not accept payment in cash or money orders. The Funds do not accept postdated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Transfer Agent will charge a $25 fee against a shareholder’s account for any payment, automatic investment purchase or electronic funds transfer returned for any reason. The shareholder will also be responsible for any losses suffered by a Fund as a result.
5.Send the application and check to:
BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207
Please do not send letters by overnight delivery service or express mail to the post office box address.
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Making an Initial Investment by Wire
If you wish to open an account by wire, please contact the Transfer Agent, at 1-866-996-FUND before you wire funds to make arrangements with a telephone service representative. The Transfer Agent will require you to complete an account application which you may mail or send by overnight delivery service to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account and an account number for you. You may then instruct your bank to wire transfer your investment as set forth below.

Making a Subsequent Investment by Wire
To make a subsequent investment by wire, please contact the Transfer Agent, at 1-866-996-FUND before you send your wire. This will alert the Funds to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to:
(name of Intrepid Fund) (add class, either Investor or Institutional)
(your name and account number)
Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the NYSE for you to receive same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Purchasing Shares from Other Servicing Agents
Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three-day settlement basis.
The Funds may enter into agreements with broker-dealers, financial institutions or other service providers (“Servicing Agents”) that may include the Funds as an investment alternative in the programs they offer or administer. Servicing Agents may:
•Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Funds’ minimum purchase requirements.
•Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.
•Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

•Be allowed to purchase shares by telephone with payment to follow within seven days. If the telephone purchase is made prior to the close of regular trading on the NYSE, it will receive same day pricing.
•Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on the Funds’ behalf). If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Funds’ behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.
If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent, including fee information and procedures for purchasing and selling shares of a Fund. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not place your order on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, the Servicing Agent may be held liable for any resulting fees or losses.
Telephone Purchases
Unless declined on your New Account Application, the telephone purchase option allows investors to make subsequent investments directly from a bank checking or savings account. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. This option will become effective approximately seven business days after the application form is received by the Transfer Agent. Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Funds’ shares. Your shares will be purchased at the NAV determined at the close of regular trading on the day your order is received provided your telephone order is received by or prior to market close. Telephone purchases may be made by calling 1-866-996-FUND. Please allow sufficient time to place your telephone transaction. Once your telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
Other Information about Purchasing Shares of the Funds
The Funds may reject any purchase order for any reason. The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Funds.
Shares of the Funds may be offered to only U.S. citizens and U.S. resident aliens having a social security number or individual tax identification number. This Prospectus should not be considered a solicitation or offering of Fund shares to non-U.S. citizens or non-resident aliens. As noted, investors generally must reside in the

U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.
The Funds will not issue certificates evidencing shares, although it will send investors a written confirmation for all purchases of shares.
The Funds offer an Automatic Investment Plan (“AIP”) allowing shareholders to make purchases of shares on a regular and convenient basis. The minimum purchase for an AIP is $100. You may select the day of the month, either monthly or quarterly, on which you would like your automatic investment to occur. To establish an AIP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the Transfer Agent. The first AIP purchase will take place no earlier than seven business days after the Transfer Agent has received your request. The AIP may be modified or terminated by the Funds at any time. Investors should submit modifications or terminations by calling 1‑866-996-FUND five days prior to effective date. Please call if you have any additional questions about establishing an AIP.
If you have elected an AIP, wire redemption, electronic funds transfer (“EFT”) purchases, EFT redemptions or a systematic withdrawal plan (see “Other Redemption Considerations” below), please include (attach) a voided check or savings deposit slip with your application. The Fund is unable to debit or credit mutual fund or pass-through accounts. Please contact your financial institution to determine if it participates in the ACH system.
The Funds also offer the following retirement plans:
•Traditional IRA
•Roth IRA
•SEP-IRA
•SIMPLE-IRA
•Coverdell Education Savings Account
Investors can obtain further information about the automatic investment plan and the IRAs by calling the Funds at 1-866-996-FUND. The Funds recommend that investors consult with a competent financial and tax advisor regarding any IRA before investing through them.
Anti-Money Laundering Compliance
The Funds and their distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds or the Funds’ distributors may request additional information from you to verify your identity and source of funds.
In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent, will verify certain information on your New Account Application as part of the Funds’ anti-money laundering program. As requested on the New Account Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of the legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.) you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-866-996-FUND if you need additional assistance completing your New Account Application.
If the Funds or the Funds’ distributors do not have reasonable belief of the identity of a customer, the account will be rejected, or the customer will not be allowed to perform a transaction on the account until clarifying information is received. In the event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value. If at any time the Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to “freeze” a shareholder’s account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds or their distributors to inform the shareholder that it has taken the actions described above.
Householding
You will receive shareholder documents, including prospectuses, shareholder reports, notices and proxy statements, for the Funds. In an effort to decrease costs and to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same address. If you wish to receive individual copies of these documents, please call us at 1-866-996-FUND. We will begin sending you individual copies 30 days after receiving your request.
REDEEMING SHARES
How to Sell Shares by Mail
1.    Prepare a letter of instruction containing:
•The name and class of the Fund(s);
•Account number(s);
•The amount of money or number of shares being redeemed;
•The name(s) on the account and
•Daytime phone number.
The Funds may require additional information for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds’ Transfer Agent, in advance, at 1-866-996-FUND if you have any questions.

2.    Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.
3.    Have the signatures guaranteed by a Medallion program member or a non-Medallion program member in the following situations:
•When a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•The redemption request is in excess of $100,000;
•When redemption proceeds are sent or payable to any person, address or bank account not on record; or
•If ownership on your account is being changed.
In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation. The Funds, at their sole discretion, may waive the signature guarantee requirements in certain instances.
Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notarized signature is not an acceptable signature guarantee.
4.    Send the letter of instruction to:
BY FIRST CLASS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
Shareholder Services Center
P.O. Box 701
Milwaukee, WI 53201-0701
BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
3rd Floor
615 East Michigan Street
Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.
How to Sell Shares by Telephone
1.    You may redeem a minimum of $100 and up to $100,000 by telephone unless you declined this option on your New Account Application.
2.    Assemble the same information that you would include in the letter of instruction for a written redemption request.
3.    Call the Transfer Agent at 1-866-996-FUND. Please do not call the Funds or the Adviser.
4.    Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.
How to Sell Shares through Servicing Agents
If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.
Redemption Price
The redemption price per share you receive for redemption requests is the next determined NAV after:
•The Transfer Agent receives your written request in good order with all required information; or
•The Transfer Agent receives your authorized telephone request in good order with all required information.
If the Funds have entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Funds, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern time will receive that day’s NAV, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern time will receive the next day’s NAV.

Payment of Redemption Proceeds
•For those shareholders who redeem shares by mail, the Transfer Agent will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order with all required information.
•For those shareholders who redeem by telephone, the Transfer Agent will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in good order, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by wire. The Transfer Agent generally wires redemption proceeds on the business day following the calculation of the redemption price. There is a $15 fee for each wire transfer. Proceeds may also be sent to a predetermined bank account by EFT through the ACH network if the shareholder’s financial institution is a member. There is no charge to have proceeds sent via ACH, however, funds are typically credited within two days after redemption. However, the Funds may direct the Transfer Agent to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.
•For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures, typically no later than the seventh day after the redemption request.
•The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions.
•The Funds reserve the right to redeem in-kind as described under “Other Redemption Considerations” below. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. In-kind redemptions may be in the form of pro-rata slices of a Fund’s portfolio, individual securities or a representative basket of securities. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash and may incur transaction expenses in converting these securities to cash. The Funds have in place a line of credit that may be used to meet redemption requests during regular or stressed market conditions.
Other Redemption Considerations
The Funds offer a Systematic Withdrawal Plan (“SWP”) whereby shareholders may request that a check be drawn in a particular amount be sent to them each month, calendar quarter, or annually. Payment can be made by sending a check to your address of record, or funds may be sent directly to your pre-determined bank account via the ACH network. For the Intrepid Capital Fund and Intrepid Endurance

Fund, to establish a SWP, your account must have a value of at least $10,000 for Investor Class shares ($350,000 for the Institutional Class shares), and the minimum amount that may be withdrawn each month, quarter or year is $100. To establish a SWP for the Intrepid Income Fund, your account must have a balance of at least $10,000. The SWP may be terminated or modified by the Funds at any time. The shareholder should submit any termination or modification to the Transfer Agent five days prior to effective date. To establish a SWP, please complete the appropriate section of the New Account Application or submit a written letter of instruction to the Transfer Agent. A signature guarantee may be required. Your withdrawals may, over time, deplete your original investment—or exhaust it entirely if you make large and frequent withdrawals. Please call 1-866-996-FUND if you have additional questions about establishing a SWP.
When redeeming shares of the Funds, shareholders should consider the following:
•The redemption may result in a taxable gain or loss.
•Shareholders who redeem shares held in an IRA must indicate on their written redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding. Shares held in IRA accounts may be redeemed by telephone at 1-866-996-FUND. IRA investors will be asked whether or not to withhold taxes from any distribution.
•As permitted by the Investment Company Act, the Funds may delay the payment of redemption proceeds for up to seven days in all cases.
•If you purchased shares by check or electronic funds transfer through the ACH network, the Funds may delay the payment of redemption proceeds until the purchase amount has cleared (which may take up to 10 calendar days from the date of purchase). This delay will not apply if you purchased your shares via wire payment.
•The Transfer Agent will send the proceeds of redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.
•The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and the Transfer Agent may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor the Transfer Agent will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement and may encounter higher than usual call waits. Telephone trades must be received by or prior to market close. Please allow sufficient time to place your telephone transaction. If a Servicing Agent or shareholder cannot contact the Transfer Agent by telephone, they should make a redemption request in writing in the manner described earlier.
•If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. The Funds may change, modify or terminate their telephone privileges at any time upon at least a 60-day notice to shareholders.
•The Transfer Agent currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire.
•The Funds may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example and not limited to, (1) if the shareholder fails to provide the Funds with identification required by law; (2) if the Funds are unable to verify the information received from the shareholder; and (3) to reimburse a Fund for any loss sustained by reason of the failure of the shareholder to make full payment for shares purchased by the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.
•If you hold Investor Class shares of a Fund and your account balance falls below $500 (for any reason), you will be given 60 days’ written notice to make additional investments so that your account balance is $500 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.
•If you hold Institutional Class shares of the Intrepid Capital Fund or Intrepid Endurance and your account balance falls below $250,000 for any reason, the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Institutional Class shares of the Intrepid Capital Fund or Intrepid Endurance Fund into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares. Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. If you hold Institutional Class shares of the Intrepid Income Fund and your account balance falls below $500 (for any reason) the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $500 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

•While the Funds generally pay redemption requests in cash, the Funds reserve the right to pay redemption requests “in-kind.” This means that the Funds may pay redemption requests entirely or partially with liquid securities rather than with cash. Shareholders who receive a redemption “in-kind” may incur costs to subsequently dispose of such securities.
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. If the Funds are unable to locate a shareholder, they will determine whether the shareholder’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.
Frequent Purchases and Redemptions of Fund Shares
Frequent purchases and redemptions of a Fund’s shares may harm Fund shareholders by interfering with the efficient management of a Fund’s portfolio, increasing brokerage and administrative costs and potentially diluting the value of its shares. Accordingly, the Board of Trustees has adopted policies and procedures that discourage frequent repurchases and redemptions of shares of the Funds by:
•Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Funds believe might engage in frequent purchases and redemptions of Fund shares.
•Imposing a 2.00% redemption fee on redemptions of shares held for 30 days or less. The 2.00% redemption fee does not apply to exchanges between Funds. In addition the redemption fee will not apply to: (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan, and systematic exchange plans.
The Funds rely on intermediaries to determine when a redemption occurs on shares held for 30 days or less. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan. Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, because each Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Funds cannot always detect market timing. As a consequence, each Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

EXCHANGING SHARES
Shares of each class of the Funds may be exchanged for shares in an identically registered account of the corresponding class of another Intrepid Fund at their relative NAVs (as long as you otherwise meet the investment minimum of that class), and the 2.00% redemption fee does not apply to exchanges between Funds. You may have a taxable gain or loss as a result of an exchange because an exchange is treated as a sale of shares for federal income tax purposes.
You may also exchange your shares to and from the First American Retail Prime Obligations Fund Class A (the “First American Fund”), subject to a 2% redemption fee on redemptions of Fund shares held for 30 days or less, if applicable. Although the First American Fund is not affiliated with the Adviser, the exchange privilege is a convenient way for you to purchase shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund’s current prospectus and the necessary exchange authorization forms, call the Funds’ Transfer Agent at 1-866-996-FUND. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Adviser of an investment in the First American Fund.
How to Exchange Shares
1.    Read this Prospectus carefully and, if applicable, the Prospectus of the First American Fund.
2.    Determine the number of shares or dollars you want to exchange and contact the Transfer Agent by telephone if you did not decline telephone options, or in writing. Please keep in mind that your telephone exchange is subject to a $100 minimum. If you are exchanging into the First American Fund, the minimum exchange amount to a new account is $2,500.
3.    Write to Intrepid Capital Management Funds Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or call the Fund at 1-866-996-FUND. The Transfer Agent charges a $5.00 fee for each telephone exchange. There is no charge for a written exchange.
CONVERTING SHARES
If you hold Institutional Class shares of the Intrepid Capital Fund or the Intrepid Endurance Fund and your account balance falls below $250,000 (for any reason), the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Institutional Class shares of the Intrepid Capital Fund or Intrepid Endurance Fund into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares. Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges.

If you hold Institutional Class shares of the Intrepid Income Fund and your account balance falls below $500 (for any reason) the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $500 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.
Shareholders who hold Investor Class shares of a Fund that are eligible to own Institutional Class shares may convert their Investor Class shares into Institutional Class shares by providing notice to the Transfer Agent on the basis of the relative NAVs of the two classes without the imposition of any fee or other charge if the account is held directly with the Fund. If the account is held through a retirement plan or other financial intermediary, then the intermediary must have a specific agreement in place with the Distributor, and the intermediary may separately charge a fee to the shareholder.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Each of the Intrepid Capital Fund and the Intrepid Income Fund distribute substantially all of their net investment income quarterly. The Intrepid Endurance Fund distributes substantially all of its net investment income annually. Each of the Funds distribute substantially all of their capital gains annually.
You have four distribution options:
•Automatic Reinvestment Option: Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•All Cash Option: Both dividend and capital gains distributions will be paid in cash.
•Reinvest all dividend distributions and receive capital gain distributions in cash.
•Reinvest all capital gain distributions and receive dividend distributions in cash.
If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at that Fund’s then current NAV and to reinvest all subsequent distributions.
You may make this election on the New Account Application. You may change your election by writing to U.S. Bank Global Fund Services, or by calling 1-866-996-FUND at least 5 days prior to record date.
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the SAI for additional federal income tax information.
Each Fund has elected to be treated and intends to qualify each year as a regulated investment company (a “RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.
Each Fund’s distributions, whether received in cash or additional shares of the Fund, may be subject to federal, state, and local income tax. These distributions may be taxed as ordinary income, dividend income, or long-term capital gain, and may be taxable at different rates depending on the length of time the Fund holds its assets.
Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.
If you purchase shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase shares of a Fund that has appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. Each Fund has built up, or has the potential to build up, high levels of unrealized appreciation.
Each Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.
You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year. You should be aware that an exchange of shares in a Fund for shares in other Funds is treated for federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to federal income tax.
In general, when a shareholder sells Fund shares, the Fund must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss and holding period in the sold shares using a specified method for determining which shares were sold. You are not bound by this method and, if timely, can choose a different, permissible method. Please consult with your tax advisor.
If you hold shares in a Fund through a broker (or another nominee), please contact that broker (or nominee) with respect to the reporting of cost basis and available elections for your account.
When you receive a distribution from a Fund or redeem shares, you may be subject to backup withholding.

INDEX DESCRIPTIONS
Each index described below is used herein for comparative purposes in accordance with SEC regulations. A direct investment in an index is not possible.
S&P 500® Index
The S&P 500® Index is a capitalization-weighted index of 500 stocks. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index does not reflect any deductions for fees, expenses or taxes. The S&P 500® Index is a trademark of Standard & Poor’s Financial Services LLC.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index is made up of the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. The Index does not reflect any deductions for fees, expenses or taxes.
Bloomberg Combined 1-5Y TR Index
The Bloomberg Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500® Index and 40% bonds represented by the Bloomberg U.S. Gov/Credit 1-5Y TR Index. The Index does not reflect any deductions for fees, expenses or taxes.
Bloomberg Combined Index
The Bloomberg Combined Index consists of an unmanaged portfolio of 60% common stocks represented by the S&P 500® Index and 40% bonds represented by the Bloomberg U.S. Gov/Credit Index. The Index does not reflect any deductions for fees, expenses or taxes.
Bloomberg US Gov/Credit Index
The Bloomberg U.S. Government/Credit Index is the non-securitized component of the U.S. Aggregate Index. The Bloomberg U.S. Government/Credit Index includes Treasuries, Government-Related Issues and USD Corporates. The Index does not reflect any deductions for fees, expenses or taxes.
Bloomberg US Gov/Credit 1-5Y TR Index
The Bloomberg 1-5 Year U.S. Government/Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The Index does not reflect any deductions for fees, expenses or taxes.

Morningstar U.S. Small Cap Total Return Index
The Morningstar Small Cap Index tracks the performance of U.S. small-cap stocks that fall between 90th and 97th percentile in market capitalization of the investable universe.
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each Fund for the stated period (assuming reinvestment of all dividends and distributions). The information has been derived from the financial statements audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report and is incorporated by reference in the Funds’ SAI, which is available upon request. The Investor Class shares of the Intrepid Income Fund have ceased operations as of the date of this Prospectus and therefore do not have a financial performance record.

Intrepid Capital Fund – Investor Class

	Year Ended September 30,
	2021	2020	2019	2018	2017
NET ASSET VALUE:
Beginning of year	$9.58	$10.28	$11.64	$11.92	$11.62
OPERATIONS:
Net investment income(1) (2)	0.16	0.11	0.24	0.19	0.16
Net realized and unrealized gain (loss) on investment securities	2.16	(0.31)	(1.21)	(0.04)	0.62
Total from operations(3)	2.32	(0.20)	(0.97)	0.15	0.78
LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.50)	(0.20)	(0.19)	(0.24)
From return of capital	(0.05)	—	—	—	—
From net realized gains	—	—	(0.19)	(0.24)	(0.24)
Total distributions	(0.21)	(0.50)	(0.39)	(0.43)	(0.48)
NET ASSET VALUE:
End of year	$11.69	$9.58	$10.28	$11.64	$11.92
Total return	24.30%	-1.88%	-8.26%	1.24%	6.86%
Net assets at end of year (000s omitted)	$19,764	$20,038	$34,291	$64,198	$88,405
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.82%	1.69%	1.53%	1.46%	1.44%
After expense reimbursement/recoupment	1.40%	1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.04%	0.91%	1.43%	1.20%	1.26%
After expense reimbursement/recoupment	1.46%	1.20%	1.56%	1.26%	1.30%

Portfolio turnover rate	17%	60%	54%	46%	47%
__________
(1)Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences for the years ended September 30, 2019, 2018 and 2017.
(2)Net investment income per share is calculated using the average shares outstanding method for the years ended September 30, 2021, and 2020.
(3)Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2021, 2020, 2019, 2018, and 2017.

Intrepid Capital Fund – Institutional Class

	Year Ended September 30,
	2021	2020	2019	2018		2017
NET ASSET VALUE:
Beginning of year	$9.59	$10.29	$11.65	$11.92		$11.62
OPERATIONS:
Net investment income(1)(2)	0.19	0.14	0.22	0.18		0.19
Net realized and unrealized gain (loss) on investment securities	2.17	(0.32)	(1.16)	(0.00)	(4)	0.62
Total from operations(3)	2.36	(0.18)	(0.94)	0.18		0.81
LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.52)	(0.23)	(0.21)		(0.27)
From return of capital	(0.07)	—	—	—		—
From net realized gains	—	—	(0.19)	(0.24)		(0.24)
Total distributions	(0.23)	(0.52)	(0.42)	(0.45)		(0.51)
NET ASSET VALUE:
End of year	$11.72	$9.59	$10.29	$11.65		$11.92
Total return	24.72%	-1.67%	-8.07%	1.52%		7.13%
Net assets at end of year (000s omitted)	$35,318	$44,189	$84,874	$256,969		$324,442
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.57%	1.44%	1.28%	1.21%		1.19%
After expense reimbursement/recoupment	1.15%	1.15%	1.15%	1.15%		1.15%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.29%	1.17%	1.71%	1.46%		1.52%

After expense reimbursement/recoupment	1.71%	1.46%	1.84%	1.52%	1.56%
Portfolio turnover rate	17%	60%	54%	46%	47%
__________
(1)Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences for the years ended September 30, 2019, 2018 and 2017.
(2)Net investment income per share is calculated using the average shares outstanding method for the years ended September 30, 2021 and 2020.
(3)Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the four years ended September 30, 2020, 2019, 2018, and 2017.
(4)The amount represents less than $0.01 per share.

Intrepid Endurance Fund – Investor Class

	Year Ended September 30,
	2021		2020	2019	2018	2017
NET ASSET VALUE:
Beginning of year	$14.09		$13.56	$13.89	$14.46	$14.55
OPERATIONS:
Net investment income (loss)(1)(2)	(0.18)		(0.07)	0.08	0.04	(0.07)
Net realized and unrealized gain (loss) on investment securities	3.60		0.71	(0.34)	(0.10)	0.12
Total from operations(3)	3.42		0.64	(0.26)	(0.06)	0.05
LESS DISTRIBUTIONS:
From net investment income	—		(0.11)	(0.07)	(0.01)	—
From net realized gains	—		—	—	(0.50)	(0.14)
Total distributions	—		(0.11)	(0.07)	(0.51)	(0.14)
NET ASSET VALUE:
End of year	$17.51		$14.09	$13.56	$13.89	$14.46
Total return	24.27%		4.72%	-1.85%	-0.49%	0.36%
Net assets at end of year (000s omitted)	$43,458		$38,376	$51,076	$75,405	$125,433
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.73%		1.73%	1.55%	1.48%	1.46%
After expense reimbursement/recoupment	1.33%	(4)	1.40%	1.38%	1.37%	1.40%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(1.44)%		(0.87)%	0.41%	0.14%	(0.18)%

After expense reimbursement/recoupment	(1.04)%	(0.54)%	0.58%	0.25%	(0.12)%
Portfolio turnover rate	81%	105%	59%	44%	43%
__________
(1)Net investment income (loss) per share is calculated using the average shares outstanding method for the years ended September 30, 2021, 2020, 2019 and 2018.
(2)Net investment loss per share is calculated using the ending accumulated net investment loss balances prior to consideration or adjustment for permanent book-to-tax differences for the year ended September 30, 2017.
(3)Total from investment operations per share includes redemption fees of less than $0.01 per share for each of the five years ended September 30, 2021, 2020, 2019, 2018, and 2017.
(4)Expense waiver of 1.30% was implemented on January 22, 2021.

Intrepid Endurance Fund – Institutional Class

	Year Ended September 30,
	2021	2020	2019	2018	2017
NET ASSET VALUE:
Beginning of year	$14.52	$13.94	$14.25	$14.81	$14.86
OPERATIONS:
Net investment income (loss)(1)(2)	(0.16)	(0.04)	0.11	0.19	0.03
Net realized and unrealized gain (loss) on investment securities	3.71	0.74	(0.34)	(0.23)	0.06
Total from operations(4)	3.55	0.70	(0.23)	(0.04)	0.09
LESS DISTRIBUTIONS:
From net investment income	—	(0.12)	(0.08)	(0.02)	(0.00)	(3)
From net realized gains	—	—	—	(0.50)	(0.14)
Total distributions	—	(0.12)	(0.08)	(0.52)	(0.14)
NET ASSET VALUE:
End of year	$18.07	$14.52	$13.94	$14.25	$14.81
Total return	24.45%	5.02%	-1.61%	-0.34%	0.64%
Net assets at end of year (000s omitted)	$35,070	$19,879	$30,516	$48,117	$67,839
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.51%	1.48%	1.32%	1.26%	1.21%
After expense reimbursement/recoupment	1.15%	1.15%	1.15%	1.15%	1.15%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	(1.23)%	(0.60)%	0.64%	0.37%	0.07%

After expense reimbursement/recoupment	(0.87)%	(0.27)%	0.81%	0.48%	0.13%
Portfolio turnover rate	81%	105%	59%	44%	43%
__________
(1)Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences for the years ended September 30, 2018, and 2017.
(2)Net investment income (loss) per share is calculated using the average shares outstanding method for each of the years ended September 30, 2021, 2020, and 2019.
(3)The amount represents less than $0.01 per share.
(4)Total from investment operations per share includes redemption fees of less than $0.01 for each of the four years ended September 30, 2020, 2019, 2018, and 2017.

Intrepid Income Fund – Institutional Class

	Year Ended September 30,
	2021	2020	2019	2018	2017
NET ASSET VALUE:
Beginning of year	$8.93	$9.17	$9.21	$9.29	$9.29
OPERATIONS:
Net investment income(1)(2)	0.61	0.47	0.32	0.27	0.27
Net realized and unrealized gain (loss) on investment securities	0.84	(0.27)	(0.04)	(0.08)	0.00	(3)
Total from operations(4)	1.45	0.20	0.28	0.19	0.27
LESS DISTRIBUTIONS:
From net investment income	(0.60)	(0.44)	(0.32)	(0.27)	(0.27)
From net realized gains	—	—	—	—	—
Total distributions	(0.60)	(0.44)	(0.32)	(0.27)	(0.27)
NET ASSET VALUE:
End of year	$9.78	$8.93	$9.17	$9.21	$9.29
Total return	16.62%	2.27%	3.07%	2.05%	2.92%
Net assets at end of year (000s omitted)	$265,212	$95,196	$58,672	$74,620	$79,533
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement/recoupment	1.04%	1.17%	1.09%	1.03%	1.01%
After expense reimbursement/recoupment	0.91%	0.91%	0.90%	0.90%	0.90%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:

Before expense reimbursement/recoupment	6.25%	4.99%	3.13%	2.70%	2.77%
After expense reimbursement/recoupment	6.38%	5.25%	3.32%	2.83%	2.88%
Portfolio turnover rate	94%	144%	104%	52%	49%
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(1)Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences for the years ended September 30, 2019, 2018 and 2017.
(2)Net investment income per share is calculated using the average shares outstanding method for the years ended September 30, 2021, and 2020.
(3)The amount represents less than $0.01 per share.
(4)Total from investment operations per share includes redemption fees of less than $0.01 per share for the years ended September 30, 2021, 2020, 2019 and 2018.

PRIVACY POLICY
Intrepid Capital Management Funds Trust
We collect the following nonpublic personal information about you:
•Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.
We use this information in connection with your investment in the Funds, to provide you with other relevant products that you request from us, to provide you with information about products that may interest you, to improve our website or present our website’s contents to you, and as otherwise described to you when collecting your personal information. We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. We may disclose your personal information to our affiliates, vendors, and service providers for a business purpose. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. As a result, we do not provide a means for opting out of our limited sharing of your information. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.
Not a part of the Prospectus.
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To learn more about the Intrepid Capital Fund, the Intrepid Endurance Fund, and the Intrepid Income Fund, and their investment policies, you may want to read the Funds’ Statement of Additional Information (“SAI”). The Funds’ SAI is incorporated by reference into this Prospectus. This means that the contents of the SAI are legally a part of this Prospectus.
Additional information about the Funds’ investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors upon request without charge, simply by calling 1-866-996-FUND or visiting the Funds’ website at www.intrepidcapitalfunds.com. To obtain other information about the Funds or for shareholder inquiries, call 1-866-996-FUND.
Prospective investors and shareholders who have questions about the Funds may also call the above number or write to the following address:
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Reports and other information about the Fund are also available:
•free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http:/www.sec.gov; or
•for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Investment Company Act File No. 811-21625

STATEMENT OF ADDITIONAL INFORMATION
Dated January 31, 2022

Intrepid Capital Fund Institutional Class (Ticker: ICMVX) Investor Class (Ticker: ICMBX)	Intrepid Income Fund Institutional Class (Ticker: ICMUX) Investor Class (Not Available for Sale)
Intrepid Endurance Fund Institutional Class (Ticker: ICMZX) Investor Class (Ticker: ICMAX)
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
Toll free 1-866-996-FUND
This Statement of Additional Information (this “SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated January 31, 2022 of Intrepid Capital Management Funds Trust (the “Trust”). This SAI is incorporated by reference into the Trust’s Prospectus. A copy of the Prospectus may be obtained without charge by contacting U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, at the address or telephone number listed below or by visiting the Funds’ website at www.intrepidcapitalfunds.com.
The following audited financial statements for the Funds are incorporated by reference from the Annual Report dated September 30, 2021 of the Trust (File No. 811-21625) as filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR on December 3, 2021.

Schedule of Investments Statement of Assets and Liabilities Statement of Operations Statement of Changes in Net Assets Financial Highlights Notes to Financial Statements
Copies of the Annual Report may be obtained, without charge, upon request by contacting U.S. Bank Global Fund Services at the address or telephone number listed below or by visiting the Funds’ website at www.intrepidcapitalfunds.com.
Intrepid Capital Management Funds Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 996 FUND

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus each dated January 31, 2022 and, if given or made, such information or representations may not be relied upon as having been authorized by Intrepid Capital Management Funds Trust.
This SAI does not constitute an offer to sell securities.
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FUND HISTORY AND CLASSIFICATION
The Trust, a Delaware statutory trust organized on August 27, 2004, is an open‑end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently has three portfolios: the Intrepid Capital Fund, the Intrepid Endurance Fund, and the Intrepid Income Fund (each a “Fund” and collectively, the “Funds”). Effective January 22, 2021, the Intrepid Disciplined Value Fund (formerly known as the Intrepid All Cap Fund) reorganized into the Intrepid Endurance Fund. Effective September 27, 2019, the Intrepid International Fund was liquidated. Effective January 25, 2019, the Intrepid Select Fund reorganized into the Intrepid Disciplined Value Fund. Prior to June 26, 2015, the Intrepid Endurance Fund was known as the Intrepid Small Cap Fund. The shares in any portfolio may be offered in separate classes. The Board of Trustees (the “Board”) has established two classes of shares with respect to each of the Funds – Institutional Class and Investor Class (the Investor Class of the Intrepid Income Fund are not currently available for sale). This SAI provides information about all of the Funds.
INVESTMENT RESTRICTIONS
The Funds have adopted the following investment restrictions which are matters of fundamental policy. Each Fund’s investment restrictions cannot be changed without approval of the holders of the lesser of (i) 67% of such Fund’s shares present or represented at a shareholder’s meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of such Fund.
1.Each Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S government, its agencies or instrumentalities), if, as a result, as to 75% of the Fund’s total assets, more than five percent of its total assets would be invested in the securities of one issuer or the Fund would hold more than ten percent of the outstanding voting securities of any one issuer.
2.Each Fund may sell securities short and write put and call options to the extent permitted by the 1940 Act.
3.The Funds may not purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions), except that each Fund may (i) borrow money to the extent permitted by the 1940 Act, as provided in Investment Restriction No. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.
4.Each Fund may borrow money or issue senior securities to the extent permitted by the 1940 Act.
5.Each Fund may pledge, hypothecate or otherwise encumber any of its assets to secure its borrowings.
6.The Funds may not act as an underwriter or distributor of securities other than of its shares, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities.
7.The Funds may not make loans, including loans of securities, except each Fund may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and each Fund may enter into repurchase agreements.
8.The Funds may not invest 25% or more of its total assets (as of the time of purchase) in securities of non-governmental issuers whose principal business activities are in the same industry.
9.The Funds may not make investments for the purpose of exercising control or acquiring management of any company.
10.The Funds may not invest in real estate or real estate mortgage loans or make any investments in real estate limited partnerships.
11.The Funds may not purchase or sell commodities or commodity contracts, except that each Fund may enter into futures contracts, options on futures contracts and other similar instruments.
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The Funds have adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Board without shareholder approval. These additional restrictions are as follows:
1.The Funds will not acquire or retain any security issued by a company, an officer or trustee of which is an officer or trustee of the Trust or an officer, trustee or other affiliated person of the Funds’ investment adviser.
2.The Funds will not invest more than 15% of the value of its net assets in illiquid securities.
3.The Funds will not purchase the securities of other investment companies, except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of a Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker’s commission. No purchases described in (b) and (c) will be made if as a result of such purchases (i) a Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of a Fund’s net assets would be invested in shares of any one registered investment company; and (iii) more than 10% of a Fund’s net assets would be invested in shares of registered investment companies.
The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made, except for those percentage restrictions relating to investments in illiquid securities and bank borrowings. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of a Fund’s fundamental restrictions will be deemed to have occurred. Any changes in a Fund’s investment restrictions made by the Board will be communicated to shareholders prior to their implementation.
INVESTMENT CONSIDERATIONS
The Funds’ Prospectus describes their principal investment strategies and risks. This section expands upon that discussion and also describes non-principal investment strategies and risks.
Equity Securities
Each Fund may invest in equity securities, such as common stocks, which represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets. Some preferred stocks may be convertible into common stock.
Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic has resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets, resulting in very low interest rates and in some cases negative yields. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

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Illiquid Securities
Each Fund may invest up to 15% of its net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions (“restricted securities”). However, certain restricted securities that may be resold pursuant to Regulation S or Rule 144A under the Securities Act may be considered liquid. Regulation S permits the sale abroad of securities that are not registered for sale in the United States. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by a Fund could adversely affect their marketability, causing the Fund to sell securities at unfavorable prices.
The Board has delegated to Intrepid Capital Management, Inc. (the “Adviser”) the day‑to‑day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board has directed the Adviser to consider such factors as: (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.
Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to sell. Illiquid restricted securities will be priced at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board.
Borrowing
Each Fund may borrow money for investment purposes, although none has any present intention of doing so. Borrowing for investment purposes is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. When a Fund leverages its investments, the net asset value (“NAV”) per share will increase more when the Fund’s portfolio assets increase in value and decrease more when the portfolio assets decrease in value because substantially all of its assets fluctuate in value and the interest obligations on the borrowings are generally fixed. Interest costs on borrowings may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. As required by the 1940 Act, each Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage within three business days. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sales.
In addition to borrowing for investment purposes, each Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes. For example, a Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. To the extent such borrowings do not exceed 5% of the value of a Fund’s total assets at the time of borrowing and are promptly repaid, they will not be subject to the foregoing 300% asset coverage requirement.
Warrants and Convertible Securities
Each Fund may purchase rights and warrants to purchase equity securities. Rights and warrants are options to purchase equity securities at a specific price valid for a specific period of time. Investments in rights and warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of securities, rather the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that a Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also
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involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.
Each Fund may also invest in convertible securities. Convertible securities are debt securities or preferred stocks of corporations that are convertible into or exchangeable for common stocks. The Adviser will select only those convertible securities for which it believes (i) the underlying common stock is a suitable investment for a Fund; and (ii) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. (For the Intrepid Income Fund, the Adviser will consider only the potential for total return.) Most of a Fund’s investment in convertible debt securities will be rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as “junk bonds.” For additional information regarding convertible securities, please see “High Yield Securities” below.
High Yield Securities
Each Fund may invest in corporate debt securities, including bonds and debentures (which are long-term) and notes (which may be short or long-term), preferred securities and convertible securities may be rated investment grade by Standard & Poor’s® (“S&P®”) or Moody’s Investors Service©, Inc. (“Moody’s”). Securities rated BBB by S&P® or Baa by Moody’s, although investment grade, exhibit speculative characteristics and are more sensitive than higher rated securities to changes in economic conditions.
Each Fund may also invest in securities that are rated below investment grade, commonly referred to as junk bonds or high yield securities. Investments in high yield securities, while providing greater income and opportunity for gain than investments in higher-rated securities, entail relatively greater risk of loss of income or principal. Market prices of high yield, lower-grade obligations may fluctuate more than market prices of higher-rated securities. Lower grade, fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated obligations which, assuming no change in their fundamental quality, react primarily to fluctuations in the general level of interest rates.
The Intrepid Capital Fund and the Intrepid Income Fund normally will not purchase high yield securities that are rated lower than “CCC” by S&P® or “Caa” by Moody’s, and will not continue to hold high yield securities downgraded lower than “C” by S&P® or Moody’s. Notwithstanding the foregoing, the Intrepid Income Fund may purchase or hold high yield securities in default if it believes the default will be cured and the Intrepid Capital Fund may purchase or hold high yield securities in default if it believes the default will be cured or in situations where the Intrepid Capital Fund believes it is more appropriate to evaluate the security as if it were an equity investment.
The high yield market at times is subject to substantial volatility. An economic downturn or negative corporate developments may have a more significant effect on high yield securities and their markets than higher-rated investments, as well as on the ability of securities’ issuers to repay principal and interest. Issuers of high yield securities may be of low creditworthiness and the high yield securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates the issuers of high yield securities may have greater potential for insolvency and a higher incidence of high yield bond defaults may be experienced.
During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield security owned by a Fund defaults, the Fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of the market prices of high yield securities and a Fund’s NAV. Yields on high yield securities will fluctuate over time. Furthermore, in the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and therefore tend to be more volatile than the market prices of securities which pay interest periodically and in cash.
Certain securities held by a Fund, including high yield securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield security’s value may decrease in a rising interest rate market, as will the value of a Fund’s net assets.
In response to adverse publicity or investor perceptions, the secondary market for high yield securities may at times become less liquid making it more difficult for a Fund to accurately value or dispose of high yield securities. To the extent a Fund owns or may acquire illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuing such securities because there is less reliable and objective data available.
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Special tax considerations are associated with investing in high yield bonds structured as zero-coupon or pay-in-kind securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Further, each Fund must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to borrow to satisfy distribution requirements.
Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Adviser monitors the issuers of high yield securities in the portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities’ liquidity so a Fund can meet redemption requests. To the extent that a Fund invests in high yield securities, the achievement of its investment objective may be more dependent on the Adviser’s credit analysis than would be the case for higher quality bonds. A Fund may retain a portfolio security whose rating has been changed.
LIBOR
Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate at which major international banks can obtain wholesale, unsecured funding, and LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. LIBOR may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to a Fund or an investment’s value or return to a Fund, and may be used in other ways that affect the Fund’s investment performance. In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In March 2021, the administrator of LIBOR announced a delay in the phase out of the majority of the USD LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end on December 31, 2021. Various financial industry groups have begun planning for the transition, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is ongoing, and the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario in which LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the completion of the applicable phase out. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect a Fund’s performance or NAV.
Money Market Instruments
Each Fund may invest in cash and money market securities in order to take a temporary defensive position or have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which the Funds invest include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.
Each Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A‑1 or A‑2 by S&P® or Prime‑1 or Prime‑2 by Moody’s. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.
Repurchase Agreements
Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Adviser will monitor the creditworthiness of each of the firms that is a party to a repurchase agreement with a Fund. In the event of a default or
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bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price a Fund would suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods of time, such as one week or less, but may be longer. It is the current policy of the Funds to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.
Depository Receipts
Each Fund may invest in, or obtain exposure to, the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers or other foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.
A depository may establish an unsponsored facility without the participation by or consent of the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested. Holders of unsponsored Depositary Receipts generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees. The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the Depositary Receipt holder. This agreement also allocates fees among the parties. Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instruments and other communications. Each Fund may invest in sponsored and unsponsored Depositary Receipts.
Foreign Securities
Each Fund may invest in securities issued by foreign companies. The Adviser considers foreign companies to be companies domiciled or headquartered outside of the U.S., or whose primary business activities or principal trading markets are located outside of the U.S. Each Fund will limit its investments in such securities to 25% of its net assets.
Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the Adviser, to offer the potential for better long term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets. Investing in the securities of foreign issuers also involves, however, certain special risks set forth below, which are not typically associated with investing in U.S. dollar-denominated securities or quoted securities of U.S. issuers.
The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders. Although each Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which would affect investments in those nations.
On January 31, 2020, the United Kingdom (“UK”) officially withdrew from the European Union (“EU”) (“Brexit”). A transition phase ended on December 31, 2020. On December 30, 2020, the EU and the UK signed the EU-UK Trade and Cooperation Agreement (“TCA”), an agreement governing certain elements of the EU’s and the UK’s relationship following the end of the transition period, which provisionally went into effect at the beginning of 2021. Even with the TCA there is likely to be considerable uncertainty relating to the potential ongoing consequences of the
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withdrawal. The impact on the UK and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, Europe and globally, which could have an adverse effect on the value of a Fund’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Registered Investment Companies
Each Fund may invest up to 15% of its net assets in shares of registered investment companies, including other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). If a Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
Any investment in a registered investment company involves investment risk. Additionally, an investor could invest directly in the registered investment companies in which the Funds invest. By investing indirectly through a Fund, an investor bears not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory fees) but also indirect similar expenses of the registered investment companies in which the Fund invests. An investor may also indirectly bear expenses paid by registered investment companies in which a Fund invests related to the distribution of such registered investment company’s shares.
Under certain circumstances an open-end investment company in which a Fund invests may determine to make payment of a redemption by the Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Adviser determines it appropriate to dispose of them. Such disposition will impose additional costs on the Fund.
Investment decisions by the investment advisers to the registered investment companies in which the Funds invest are made independently of the Funds and the Adviser. At any particular time, one registered investment company in which a Fund invests may be purchasing shares of an issuer whose shares are being sold by another registered investment company in which the Fund invests. As a result, the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.
Temporary Investments
Each Fund may, in response to adverse market, economic or other conditions, take temporary defensive positions. This means a Fund will invest some or all of its assets in money market instruments such as U.S. Treasury Bills, commercial paper or repurchase agreements (cash). A Fund may maintain a temporary defensive position for prolonged periods, until such time as it can find securities that meet its investment criteria. As a result, a Fund will not be able to achieve its investment objective of long-term capital appreciation or capital appreciation to the extent it invests in cash. When each Fund is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.
During the 2008 global financial downturn and the recent market volatility caused by the COVID-19 outbreak, many money market instruments that were thought to be highly liquid became illiquid and lost value. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions with respect to the financial markets generally and money market instruments in particular. While these actions have stabilized the markets for these instruments, there can be no assurances that those actions will continue or continue to be effective. If the Fund's money market instruments become illiquid, the Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.
Each Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. The Adviser will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund’s assets invested in cash and cash equivalents may at times exceed 25% of the Fund’s net assets. To the extent a Fund holds assets in cash (or cash equivalents) and otherwise uninvested, the ability of the Fund to meet its objective may be limited.
Foreign Currency Transactions
Although the Funds value their assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis. A Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are
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payable upon relatively short demand periods. If a bank at which a Fund maintains such an account becomes insolvent, the Fund could suffer a loss of some or all of the amounts deposited. A Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies. A Fund may hedge its foreign currency exposure under normal market conditions.
The Funds may enter into forward currency contracts, as permitted by their investment restrictions. As required under the 1940 Act, when a Fund enters into forward contracts or currency futures, the Adviser will earmark or cause the Fund’s custodian to designate on the Fund’s records or the Fund’s custodian’s records cash or liquid portfolio securities equal to the Fund’s daily net liability, with regard to cash-settled contracts, and equal to the full notional value of the contract, with regard to contracts that are not cash settled. (Any such assets and securities earmarked or designated as segregated on a Fund’s records, or by the custodian on its records, are referred to in this SAI as “Segregated Assets.”) Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.
Certain transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).
A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Adviser believes will have a positive correlation to the values of the currency being hedged. In addition, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Fund owns securities denominated in a foreign currency and the Adviser believes that currency will decline relative to another currency, the Fund might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as “cross hedges.” Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.
The cost to a Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.
As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Closing transactions are generally made for forward currency contacts by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract.
Futures Contracts and Index Futures Contracts
A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.
An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.
A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.
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Since a number of different Treasury notes will qualify as a deliverable security, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.
There are certain investment risks associated with futures transactions. These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.
A Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the commodity broker. Although a Futures Commission Merchant (including the futures clearing broker) is required to segregate customer funds pursuant to the Commodities Exchange Act (CEA), in the unlikely event of the commodity broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies. If the FCM does not provide accurate reporting, a Fund also is subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund’s activities in the futures markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s returns.
The Funds will only invest in futures contracts after complying with the requirements of the Commodity Futures Trading Commission (“CFTC”). Each of the Funds has claimed an exclusion from the definition of “Commodity Pool Operator” (“CPO”) found in Rule 4.5 of the Commodity Exchange Act (“CEA”). Accordingly, the Adviser is not subject to registration or regulation as a CPO with respect to the Funds under the CEA. To rely on the exemption, a Fund’s commodities transactions must be made solely for bona fide hedging purposes as defined by the CFTC. In addition, the Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”). Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of the Fund’s liquidation value. Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of the Fund’s NAV.
Changing Derivatives Regulations
The regulation of derivatives markets in the U.S. is complex and subject to change, and is subject to modification by government and judicial action. New laws and regulations may negatively impact the Funds by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of derivatives the Funds trade. On October 28, 2020, the Securities and Exchange Commission adopted Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act which, following an implementation period, will replace existing SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. Among other changes, the Derivatives Rule will require the Funds’ to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. Complying with the Derivatives Rule may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. Other potentially adverse regulatory obligations can develop suddenly and without notice.
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Use of Segregated and Other Special Accounts
Use of derivatives, like options, will require, among other things, that a Fund segregate cash, liquid securities or other assets with its custodian, or a designated sub-custodian, to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities required to be delivered, or, subject to any regulatory restrictions, appropriate securities as required by the 1940 Act at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by a Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option written by a Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a Fund will require the Fund to segregate liquid securities equal to the exercise price.
Over-the-counter (“OTC”) options entered into by a Fund, including those on securities or indexes, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund may not be required to do so. As a result, when a Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery. If a Fund enters into OTC options transactions, it will be subject to counterparty risk.
In the case of a futures contract or an option on a futures contract, a Fund must deposit initial margin and, in some instances, daily variation margin, typically with third parties such as a clearing organization, in addition to segregating assets with its custodian sufficient to meet its obligations to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid securities or other acceptable assets.
Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. A Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and hedging and other strategic transactions. A Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if a Fund holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other hedging transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.
Exchange-Traded Funds
Each share of an Exchange-Traded Fund (“ETF”) represents an undivided ownership interest in the portfolio of securities held by that ETF. The ETFs in which the Funds invest are investment companies that offer investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.
Traditional ETFs attempt to achieve the same investment return as that of a particular market index. To mirror the performance of a market index, an ETF invests either in all of the securities in a particular index in the same proportion that is represented in the index itself or in a representative sample of securities in a particular index in a proportion meant to track the performance of the entire index. Such ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because such ETFs have operating expenses and transaction costs, while a market index does not, they typically will be unable to match the performance of the index exactly. Alternatively, some ETFs use active investment strategies instead of tracking broad market indices and, as a result, may incur greater operating expenses and transactions costs than traditional ETFs. Investments in ETFs are investments in other investment companies.
ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of the ETF’s underlying
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securities, as well as a cash payment generally equal to accumulated dividends on the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.
Because ETF shares are created from the securities of an underlying portfolio and can be redeemed into the securities of an underlying portfolio on any day, arbitrage traders may move to profit from any discrepancies between the market price of the ETF’s shares in the secondary market and the NAV per share of the ETF’s portfolio, which helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its NAV.
The Funds intend to be long-term investors in ETFs and do not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, a Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund’s best interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of its total outstanding securities during any period of less than 30 days.
The Funds will invest in ETF shares only if the ETF is registered as an investment company under the 1940 Act. If an ETF in which a Fund invests ceases to be a registered investment company, the Fund will dispose of the securities of the ETF. Furthermore, in connection with its investment in ETF shares, a Fund will incur various costs. A Fund may also realize capital gains or losses when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs. In addition, the Funds are subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, trustees’ fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the NAV of ETFs and therefore the shares representing a beneficial interest therein.
There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because certain ETFs in which the Funds may invest are each granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Adviser believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.
Cannabis and Hemp Industry Risks
The Funds may invest in exchange-traded equity securities of companies engaged in legal cannabis and hemp related businesses. The Funds consider a company to be engaged in the legal cannabis and hemp business if the company derives at least 50% of its revenue from the legal cannabis and hemp industries.
Cannabis-Related Risks
Cannabis remains illegal under United States federal law and a change in federal enforcement practices could significantly and negatively affect the value of cannabis holdings. Despite the development of a cannabis industry legal under state laws, state laws legalizing medicinal and adult cannabis use are in conflict with the federal Controlled Substances Act (the “CSA”). Cannabis is categorized as a Schedule-I controlled substance under the CSA, as enforced by the Drug Enforcement Agency (the “DEA”) and the United States Department of Justice (the “DOJ”). Under the CSA, it is illegal to grow, process, sell, possess and consume cannabis. A Schedule-I controlled substance is defined under the CSA as a substance that has no currently accepted medical use in the United States, a lack of safety for use under medical supervision and a high potential for abuse. The CSA further defines Schedule I controlled substances as “the most dangerous drugs of all the drug schedules with potentially severe psychological or physical dependence.” In addition, the revenue generated from these cannabis businesses would represent proceeds of a crime under federal law and, thus, a violation of United States anti-money laundering laws. However, over thirty states and the District of Columbia currently allow their citizens to use medical cannabis, and eleven states and the District of Columbia have legalized cannabis for adult use. As a result, this has created an unpredictable business-environment for dispensaries and cultivators that legally operate under state-laws but in violation of federal law.
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Notwithstanding cannabis being illegal under United States federal law, the Rohrabacher-Farr amendment (now called the Rohrabacher-Blumenauer amendment) was appended to the federal budget bill starting in December 2014, and has been re-adopted every year ever since. This amendment limits the ability of the DOJ to interfere in states with businesses and individuals who participate in and comply with state-regulated medical cannabis programs. The amendment has been interpreted to prohibit the DOJ from using federal funds for the prosecution of businesses and individuals that are operating in accordance with state medical cannabis laws. The Rohrabacher-Blumenauer amendment must be renewed annually unless federal legislation is adopted to formalize this restriction. Federal legislation has been proposed over the years to formalize the protection covered by this rider to the federal spending bill. Until that protection becomes law or if the amendment is not renewed in the future, the federal government’s enforcement of current federal laws could cause significant financial risk to cannibas securities. The Rohrabacher-Blumenauer amendment does not provide protection to those engaged in the adult use cannabis business.
Laws and regulations affecting the cannabis/marijuana industries are constantly changing, which could detrimentally affect cannibas holdings, and we cannot predict the impact that future laws and regulations may have on the Funds. Local, state and federal cannabis laws and regulations are constantly changing and they are subject to evolving interpretations, which could require companies in which the Funds may invest to incur substantial costs associated with compliance or to alter one or more of their service/product offerings. In addition, violations of these laws, or allegations of such violations, could disrupt their business and result in a material adverse effect on the value of the cannibas holdings. We cannot predict the nature of any future United States local, state and federal laws, regulations, interpretations or applications, nor can we determine what impact additional governmental regulations or administrative policies and procedures, when and if promulgated, could have on cannibas holdings. Any change in law or interpretation could have a material adverse impact on the value of such holdings.
Companies involved in the cannabis industry also face intense competition, may have substantial burdens on company resources due to litigation, as well as complaints or enforcement actions, all of which could adversely impact the value of cannibas securities.
Hemp-Related Risks
Botanically, hemp and marijuana come from the same species of plant, Cannabis sativa, but from different varieties or cultivars that have been bred for different uses. In fact, hemp and marijuana are genetically distinct forms of cannabis that differ by their use, chemical makeup, and differing cultivation practices. While marijuana generally refers to the psychotropic drug used in the medical and adult use cannabis businesses, growers cultivate hemp for use in production of many products, including foods and beverages, personal care products, nutritional supplements, fabrics, textiles, paper, construction materials, and other manufactured goods. There are about 500 natural components found within the Cannabis sativa plant, of which over 100 have been classified as “cannabinoids” (another word for chemicals unique to the plant). The two most well-known cannabinoids are delta-9-tetrahydrocannabinol (“THC”) and Cannabidiol (“CBD”). THC is the main psychoactive cannabinoid that gives users the “high” feeling, while CBD is the main non-psychoactive cannabinoid in cannabis and constitutes up to 40% of the plant’s extracts. CBD can derive from both marijuana and hemp. Although the Agriculture Improvement Act of 2018 (the “2018 Farm Bill”) federally legalized hemp and hemp derived products, issues remain with the growth and sale of hemp and hemp-based products.
As noted, the 2018 Farm Bill expressly removed hemp from the CSA definition of “marijuana.” It also carved-out an exception for the low levels of THC found in hemp. This means that hemp is no longer an illegal substance under United States federal law. Further, the production, sale, and distribution of hemp is no longer subject to the enforcement or regulatory oversight of the DEA. Instead, the 2018 Farm Bill delegates those responsibilities to the Secretary of Agriculture (the “Secretary”).
With regard to regulation, the 2018 Farm Bill offers primary regulatory authority over the growth/production of hemp to each individual state. Under the 2018 Farm Bill, this authority must be expressed in a “plan” under which the particular state monitors and regulates the growth/production of hemp. The 2018 Farm Bill expressly allows states to enact more stringent hemp laws without facing federal preemption. After a state adopts a plan, the Secretary must either approve or reject the state plan within 60 days after submission. However, state plans will not be approved until the Department of Agriculture promulgates regulations, which it has not done. Thus, hemp companies are in a state of flux regarding their compliance with federal and state law.
The regulatory uncertainty surrounding the industry may adversely affect the business and operations of a Fund’s portfolio companies, including without limitation, the costs to remain compliant with applicable laws and the impairment of its business or the ability to raise additional capital. In addition, a Fund is not be able to predict the nature of any future laws, regulations, interpretations or applications. This means it is possible that regulations may be enacted in the future that
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will be directly applicable to the business of the Fund’s portfolio companies, and which may have an adverse effect on such companies’ operations.
Cybersecurity Considerations
With the increased use of technologies such as mobile devices and Web-based or “cloud” applications, and the dependence on the Internet and computer systems to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources) that may cause a Fund to lose proprietary information, suffer data corruption, physical damage to a computer or network system or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses or gaining unauthorized access to digital systems, networks or devices that are used to service a Fund’s operations (e.g., through “hacking,” “phishing” or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Funds’ websites (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems.
Cybersecurity incidents affecting the Adviser, other service providers to the Funds or their shareholders (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses to both the Funds and their shareholders, interference with the Funds’ ability to calculate their net asset value, impediments to trading, the inability of Fund shareholders to transact business and the Funds to process transactions (including fulfillment of fund share purchases and redemptions), violations of applicable privacy and other laws (including the release of private shareholder information) and attendant breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and other service providers) and other parties.
PORTFOLIO TURNOVER
None of the Funds actively trade for short-term profits, but when the circumstances warrant, securities may be sold without regard to the length of time held. The annual portfolio turnover rate indicates changes in a Fund’s portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. High portfolio turnover in any year (100% or higher) will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. The portfolio turnover for each Fund for the following fiscal periods is set forth below.

Portfolio Turnover Rate for the Fiscal Years Ended September 30,
Name of Fund	2021	2020
Intrepid Capital Fund	17%	60%
Intrepid Endurance Fund	81%	105%
Intrepid Income Fund	94%	144%
DISCLOSURE OF PORTFOLIO HOLDINGS
Fund Service Providers – Fund Administrator, Independent Registered Public Accounting Firm and Custodian
The Funds have entered into arrangements with certain third-party service providers (fund administrator, independent registered public accounting firm and custodian) for services that require these groups to have access to each Fund’s portfolio on a daily basis. For example, the Funds’ administrator is responsible for maintaining the accounting records of each Fund, which includes maintaining a current portfolio of each Fund. The Funds also undergo an annual audit that requires the Funds’ independent registered public accounting firm to review each Fund’s portfolio. In addition to the Funds’ administrator, the Funds’ custodian also maintains an up-to-date list of each Fund’s holdings. Each of these
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parties is contractually and/or ethically prohibited from sharing a Fund’s portfolios unless specifically authorized by the Funds.
Rating and Ranking Organizations
The Funds may provide their portfolio holdings to the following rating and ranking organizations:
Morningstar®, Inc.
Lipper
Standard & Poor’s® Ratings Group
Bloomberg™, L.P.
Thomson™ Financial Research
Value Line, Inc.
Vickers Stock Research
The Funds’ management has determined that these organizations provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. The Funds may not pay these organizations or receive any compensation from them for providing this information.
The Funds may provide portfolio information to these organizations on either a monthly or quarterly basis but not prior to ten business days following the end of the period.
Other Disclosure
Each Fund publishes its top ten holdings at the end of each calendar quarter on its website at www.intrepidcapitalfunds.com. This information is updated approximately 15 to 30 business days following the end of each fiscal quarter. It is available to anyone that visits the website.
The disclosure referenced above is in addition to the portfolio disclosure in the annual, semiannual, December quarter, and June quarter shareholder reports and on Part F of Form N-PORT, which disclosures are filed with the Securities and Exchange Commission within 60 days of the first and third fiscal quarter ends and on Form N-CSR for the Semi-Annual and Annual report period ends. Monthly portfolio disclosures are filed with the Securities and Exchange Commission on Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter.
The Adviser may manage other accounts such as separate accounts, private accounts, unregistered products, and portfolios sponsored by companies other than the Adviser. These other accounts may be managed in a similar fashion to certain of the Funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds’ portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings and are generally not subject to the Funds’ portfolio holdings disclosure policies.
Oversight
The officers of the Trust are responsible for decisions authorizing the disclosure of portfolio holdings. The Trust’s Chief Compliance Officer addresses issues relating to the disclosure of portfolio holdings, including whether there are any conflicts between the shareholders of the Funds and those of the Adviser or any other affiliate of the Funds, in its annual report to the Board.

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TRUSTEES AND OFFICERS OF THE TRUST
Board Leadership Structure
As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board. The Board is responsible for the overall management of the Trust. This includes the general supervision and review of each Fund’s investment policies and activities. The Board approves all significant agreements between the Trust and those parties furnishing services to it, which include agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board appoints officers who conduct and administer each Fund’s day-to-day operations. The Trust has an audit committee consisting solely of the two independent trustees. The audit committee plays a significant role in risk oversight as it meets annually with the auditors of the Funds and periodically with the Funds’ Chief Compliance Officer. The Trust does not have a Chairman of the Board. As President of the Trust, Mr. Mark Travis is the presiding officer at all meetings of the Board. The Trust does not have a lead independent trustee. The Trust has determined that its leadership structure is appropriate in light of, among other factors, the asset size and nature of the Funds, the arrangements for the conduct of the Funds’ operations, the number of trustees, and the Board’s responsibilities.
Trustees’ and Officers’ Information
Certain important information regarding each of the trustees and officers of the Trust (including their principal occupations for at least the last five years) is set forth on the following pages.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee(1)
Mark F. Travis c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Age: 60	Trustee, President and Chief Compliance Officer	Indefinite Term; Since November 2004	President, Intrepid Capital Management, Inc. (1995-present); Chief Executive Officer, Intrepid Capital Management, Inc. (2003-present).	Three	None
(1)“Interested” trustees are trustees who are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust. Mr. Travis is an interested trustee because of his ownership in the Adviser and because he is an officer of the Trust.
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Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees(1)
Peter R. Osterman, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Age: 73	Trustee	Indefinite Term; Since November 2004
Retired, former Senior Vice President and Chief Financial Officer, HosePower U.S.A. (an industrial tool distributor) (October 2010-March 2016), Chief Financial Officer, JAX Refrigeration, Inc. (a commercial refrigeration construction company) (April 2016- June 2017), Chief Financial Officer, Standard Precast, Inc. (an industrial concrete casting company) (June 2017-October 2017).
				Three	None
Ed Vandergriff, CPA c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Age: 72	Trustee	Indefinite Term; Since November 2004	President, Development Catalysts (a real estate finance and development company) (2000-present).	Three	None
John J. Broaddus c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Age: 72	Trustee	Indefinite Term: Since March 2020	Retired (March 2020 to present). President & CEO, Sunnyside Communities (a retirement community) (2008-2020).	Three	Trustee, Intrepid Capital Management Funds Trust (March 2019 - October 2019) (5 portfolios)
(1)“Independent” trustees are trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.
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Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officer
Donald C. White c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy. Suite 106 Jacksonville Beach, FL 32250 Age: 61	Treasurer and Secretary	Indefinite Term; Since November 2004	Chief Financial Officer, Intrepid Capital Management Inc. (2003-present).	N/A	N/A
Trustees’ Qualifications and Experience
The Board believes that each of the trustees has the qualifications, experience, attributes and skills appropriate to their continued service as trustees of the Trust in light of the Trust’s business and structure. The trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each individual trustee. The information provided below, and in the table above, is not all-inclusive. Many of the trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the trustees have the appropriate attributes and experience to continue to serve effectively as trustees of the Trust.
Mark F. Travis has been a trustee and a portfolio manager of the Funds since the inception of the fund family. Mr. Travis has broad experience and skill as a portfolio manager, as well as familiarity with the investment strategies utilized by the Adviser.
Peter R. Osterman, Jr., has served as a trustee of the Trust since 2004. Besides his service as a trustee, Mr. Osterman has extensive experience as a chief financial officer, which has provided him with a thorough knowledge of financial products and financial statements.
Ed Vandergriff, CPA, has served as a trustee of the Trust since 2004.  Besides his service as a trustee, Mr. Vandergriff’s experience as an employer and president of a real estate finance and development company has honed his understanding of financial statements and the complex issues that confront businesses. Executive Vice President and Chief Financial Officer of the Haskel Company, a large design and construction firm.

John J. Broaddus has served as trustee of the Trust since 2020. He also previously served as trustee of the Trust from November 2004 to January 2008 and from March 2019 to October 2019. Through his experience as a trustee, past President and CEO of a multi-site retirement community, and past President and CEO of Cassco Corporation (a national ice, refrigerated warehousing, and logistics company), Mr. Broaddus is experienced with financial, accounting, regulatory, and investment matters.

Board Oversight of Risk
Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Funds and service providers, the Board performs a risk oversight function for the Funds. To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Funds; reviews and approves, as applicable, the compliance policies and procedures of the Funds; approves the Funds’ principal investment policies; adopts policies and procedures designed to deter market
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timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and appoints a chief compliance officer of the Funds who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers.
The Trust has an Audit Committee, which plays a significant role in the risk oversight of the Funds as it generally meets semi-annually with the independent registered public accounting firm of the Funds.
Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds, the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.
Trustees Ownership of Funds as of December 31, 2021
The following table shows the amount of dollars in the Funds owned by the Trustees as of the calendar year ended December 31, 2021 using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

Dollar Range of Shares Owned:	Interested Trustee:		Independent Trustees:
	Mark F. Travis	John J. Broaddus	Peter R. Osterman, Jr.	Ed Vandergriff, Jr.
Intrepid Capital Fund	Over $100,000	Over $100,000	Over $100,000	None
Intrepid Endurance Fund	Over $100,000	None	None	None
Intrepid Income Fund	Over $100,000	Over $100,000	None	Over $100,000
Aggregate Dollar Range of Equity Securities in the Intrepid Capital Management Funds Trust	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Compensation
The Trust’s standard method of compensating non-interested Trustees is to pay each such Trustee an annual retainer of $12,000 (which is then invested in shares of the Funds as designated by each Trustee) and a fee of $1,000 for each meeting of the Board attended. The non-interested Trustees also receive a fee of $1,250 for each Audit Committee meeting attended. The Trust also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board. The Trust does not provide pension or retirement benefits to its Trustees and officers. The aggregate compensation paid by the Trust to each Trustee during the Trust’s fiscal year ended September 30, 2021 is set forth below:

Name of Person, Position	Aggregate Compensation from Trust*	Pension or Retirement Benefits Accrued As Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees
Independent Trustees
John J. Broaddus	$18,250	$0	$0	$18,250
Peter R. Osterman, Jr.	$18,250	$0	$0	$18,250
Ed Vandergriff, CPA	$18,250	$0	$0	$18,250
Interested Trustee
Mark F. Travis	$0	$0	$0	$0
_______________________
*Trustee fees and expenses are allocated among the Funds in the Trust.
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Committees
The Board has created an Audit Committee, whose members are Mr. Osterman, Mr. Vandergriff, and Mr. Broaddus. The primary functions of the Audit Committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Funds, to review the results of the audit, to review the Trust’s internal controls and to review certain other matters relating to the Trust’s independent registered public accounting firm and financial records. See below for additional information on the duties and responsibilities of the Audit Committee. The Trust’s Board of Trustees has no other committees. The Audit Committee met two times during the Trust’s fiscal year ended September 30, 2021.
In overseeing the independent registered public accounting firm (the “Auditor”), the Audit Committee: (1) reviews the Auditor’s independence from the Funds and management, and from the Adviser; (2) reviews periodically the level of fees approved for payment to the Auditor and the pre-approved non-audit services it has provided to the Funds to ensure their compatibility with the Auditor’s independence; (3) reviews the Auditor’s performance, qualifications and quality control procedures; (4) reviews the scope of and overall plans for the annual audit; (5) reviews the Auditor’s performance, qualifications and quality control procedures; (6) consults with management and the Auditors with respect to the Funds’ processes for risk assessment and risk management; (7) reviews with management the scope and effectiveness of the Funds’ disclosure controls and procedures, including for purposes of evaluating the accuracy and fair presentation of the company’s financial statements in connection with certifications made by the President and Treasurer; and (8) reviews significant legal developments and the Funds’ processes for monitoring compliance with law and compliance policies.
In determining each year whether to reappoint the Auditors as the Funds’ independent registered public accounting firm, the Audit Committee takes into consideration a number of factors, including the following: (1) the length of time the Auditor has been engaged by the Funds as the independent registered public accounting firm; (2) the Auditor’s historical and recent performance on the audit; (3) an assessment of the professional qualifications and past performance of the lead audit partner and the Auditor; (4) the quality of the Audit Committee’s ongoing discussions with the Auditor; (5) an analysis of the Auditor’s known legal risks and significant proceedings; and (6) external data relating to audit quality and performance, including recent Public Company Accounting Oversight Board (PCAOB) reports on the Auditor and its peer firms. Based on the Audit Committee’s evaluation, the Audit Committee then determines whether it believes that the Auditor is independent and that it is in the best interests of the Funds and their shareholders to retain the Auditor to serve as the independent registered public accounting firm.
Proxy Voting Policy
Each Fund votes proxies in accordance with the Adviser’s proxy voting policy. The Adviser votes proxies in a manner that it believes is consistent with the economic best interests of each Fund. In accordance with its duty of care, the Adviser monitors proxy proposals just as it monitors other corporate events affecting the companies in which the Funds invest.
Although the Adviser’s policy is to vote proxies for clients unless otherwise directed in writing, there may be times in which the firm would not exercise voting authority on matters where the cost of voting would be high, such as with some foreign securities, and/or the benefit to the client would be low, such as when casting a vote would not reasonably be expected to have a material effect on the value of the client’s investment.
With respect to routine matters, the Adviser will tend to vote with management, although it reserves the right to vote otherwise. Routine proposals are those that do not change the structure, bylaws or operations of the company.
The Adviser generally supports management with respect to social, environmental, or political proposals.
The Adviser generally votes against poison pills, green mail, super-majority voting provisions, golden parachute arrangements, staggered board arrangements and the creation of classes of stock with superior voting rights. The Adviser generally votes in favor of maintaining preemptive rights for shareholders and cumulative voting rights. Whether or not the Adviser votes in favor of or against a proposal to a merger, acquisition or spin-off depends on its evaluation of the impact of the transaction on the Fund. The Adviser generally votes in favor of transactions paying what it believes to be a fair price in cash or liquid securities and against transactions which it believes do not.
In circumstances that the Adviser would vote against management’s recommendations, an explanation as to the reason for divergence from the recommendation would be documented and maintained by the Adviser.
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There may be instances where the interests of the Adviser may conflict or appear to conflict with the interests of a Fund. In such situations the Adviser will, consistent with its duty of care and duty of loyalty, vote the securities in accordance with its pre-determined voting policy, but only after disclosing any such conflict to the Trust’s Board of Trustees prior to voting and affording the Board the opportunity to direct the Adviser in the voting of such securities.
Information on how the Funds voted proxies relating to its portfolio securities during the most recent twelve‑month period ending June 30 is available, without charge, at the Fund’s website at www.intrepidcapitalfunds.com or the website of the SEC at https://www.sec.gov.
Code of Ethics
The Trust and the Adviser have adopted a code of ethics pursuant to Rule 17j‑1 under the 1940 Act. Subject to certain conditions, the code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Funds. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Funds.
MANAGEMENT OWNERSHIP, PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. The Funds do not know of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares or who acknowledges the existence of control. As of December 31, 2021, the following shareholders were considered to be principal shareholders of a Fund:
Intrepid Capital Fund – Investor Class

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	22.61%	Record	The Charles Schwab Corporation	DE

National Financial Services, LLC 499 Washington Boulevard, Floor 4 Jersey City, NJ 07310-1995	17.04%	Record	Fidelity Global Brokerage Group, Inc.	DE

TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	10.74%	Record	N/A	N/A
Intrepid Capital Fund – Institutional Class

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	59.93%	Record	The Charles Schwab Corporation	DE

Cheryl Drennon & Patrick Dennon 1400 Marsh Landing Parkway, Suite 106 Jacksonville Beach, Florida 32250	5.49%	Beneficial	N/A	N/A
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Intrepid Endurance Fund – Investor Class

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services, LLC 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	51.45%	Record	Fidelity Global Brokerage Group, Inc.	DE

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	16.48%	Record	The Charles Schwab Corporation	DE
Intrepid Endurance Fund – Institutional Class

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	60.39%	Record	The Charles Schwab Corporation	DE

National Financial Services, LLC 499 Washington Boulevard, 4th Floor Jersey City, NJ 07310-1995	11.48%	Record	Fidelity Global Brokerage Group, Inc.	DE

U.S. Bank, N.A. 1400 Marsh Landing Parkway, Suite 106 Jacksonville Beach, FL 32250-2492	5.54%	Record	U.S. Bancorp	DE
Intrepid Income Fund – Institutional Class*

Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	52.73%	Record	The Charles Schwab Corporation	DE

TD Ameritrade, Inc. P.O. Box 2226 Omaha, NE 68103-2226	23.16%	Record	N/A	N/A

National Financial Services, LLC 499 Washington Boulevard, Floor 4 Jersey City, NJ 07310-1995	12.46%	Record	Fidelity Global Brokerage Group, Inc.	DE

Pershing LLC 1 Pershing Plaza, Floor 14 Jersey City, NJ 07399-0002	7.01%	Record	The Bank of New York Mellon	DE
*The Investor Class shares of the Intrepid Income Fund are not currently available for sale.
As of December 31, 2021, the Trustees and Officers as a group owned less than 1% of the outstanding shares of the Intrepid Income Fund; the Trustees and Officers as a group owned approximately 1% each of the Intrepid Capital Fund and the Intrepid Endurance Fund.
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MANAGEMENT OF THE TRUST
Investment Adviser
The investment adviser to each Fund is Intrepid Capital Management, Inc., 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida, 32250. The Adviser is a wholly-owned subsidiary of Intrepid Capital Corporation.
Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (collectively, the “Advisory Agreements”), the Adviser furnishes continuous investment advisory services to the Funds. The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Trustees of the Trust may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund. Under the Advisory Agreements, the Adviser, at its own expense and without separate reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Funds and maintaining their organization; bears all sales and promotional expenses of the Funds, other than distribution expenses paid by the Funds pursuant to the Funds’ Service and Distribution Plan, and expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and trustees of the Trust (except the fees paid to trustees who are not officers of the Trust). For the foregoing, (i) the Intrepid Capital Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets and 0.80% of the Fund’s average daily net assets in excess of $500 million; (ii) the Intrepid Endurance Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets and 0.80% of the Fund’s average daily net assets in excess of $500 million; and (iii) the Intrepid Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets.
The Funds pay all of their expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing the registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering their shares with the SEC and in various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions and expenses incurred in connection with portfolio transactions. The Trust also pays the fees of trustees who are not officers of the Trust, auditing and accounting services, fees and expenses of any custodian having custody of assets of the Funds, expenses of calculating NAVs and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.
Pursuant to the Advisory Agreements, the Adviser has undertaken to reimburse each Fund to the extent that its aggregate annual operating expenses, including the investment advisory fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3.00% (currently no state imposes such restrictions).
In addition, for the Intrepid Capital Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that the net annual operating expenses (excluding acquired fund fees and expenses and Rule 12b-1 fees) do not exceed a stated maximum percentage (“cap”) for the period ending January 31, 2023. For the Intrepid Income Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that the net annual operating expenses (excluding acquired fund fees and expenses) do not exceed the cap for the period ending January 31, 2023. For the Intrepid Endurance Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that the net annual operating expenses (excluding acquired fund fees and expenses) do not exceed the cap for the period ending January 31, 2023.
Under these agreements, the Adviser may recapture waived fees and expenses it pays for a three-year period under specified conditions (in no event may a Fund’s expenses exceed the expense limitation). As of the date of this SAI, the expense cap for each Fund is as follows:
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Fund	Expense Cap
Intrepid Capital Fund
Investor Class	1.15%
Institutional Class	1.15%
Intrepid Endurance Fund
Investor Class	1.30%
Institutional Class	1.15%
Intrepid Income Fund
Investor Class*	1.15%
Institutional Class	0.90%
*Not currently available for sale.
Each Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation, the monthly payment of the Adviser’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser’s fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit.
The Advisory Agreements will remain in effect as long as their continuance is specifically approved at least annually (i) by the Board of Trustees of the Trust or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the applicable Fund; and (ii) by the vote of a majority of the trustees of the Trust who are not parties to the Advisory Agreements or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the majority of the applicable Fund’s shareholders on a 60‑day written notice to the Adviser, and by the Adviser on the same notice to the Trust, and that it shall be automatically terminated if it is assigned.
Each Advisory Agreement provides that the Adviser shall not be liable to the Trust or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Advisory Agreement also provides that the Adviser and its officers, trustees and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.
The table below shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or reimbursed by the Adviser for the fiscal years shown.

	Advisory Fees Incurred	Waived Fees and/or Expenses Reimbursed by Adviser	Recouped Fees and Expenses to Advisor	Net Advisory Fees Paid to the Adviser
Intrepid Capital Fund
Year Ended September 30, 2021	$588,525	$245,687	$0	$342,838
Year Ended September 30, 2020	$841,621	$246,612	$0	$595,009
Year Ended September 30, 2019	$1,860,499	$235,555	$0	$1,624,944

Intrepid Endurance Fund
Year Ended September 30, 2021	$799,992	$307,461	$0	$492,531
Year Ended September 30, 2020	$660,053	$218,761	$0	$441,292
Year Ended September 30, 2019	$1,004,164	$170,106	$0	$834,058

Intrepid Income Fund
Year Ended September 30, 2021	$1,036,847	$190,174	$0	$846,673
Year Ended September 30, 2020	$585,017	$205,924	$0	$379,093
Year Ended September 30, 2019	$479,789	$119,285	$0	$360,504
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Waived fees and/or reimbursed expenses subject to potential recovery by the Adviser by year of expiration are as follows:

	Year of Expiration
	2022	2023	2024
Intrepid Capital Fund	$235,555	$246,612	$245,687
Intrepid Endurance Fund	$170,106	$218,761	$307,461
Intrepid Income Fund	$119,285	$205,924	$190,174
Administrator
The administrator to the Trust is U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator” or “Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202. Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) entered into between the Trust and the Administrator relating to the Funds, the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares each Fund’s financial statements and tax returns, prepares certain reports and filings with the SEC and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps up and maintains each Fund’s financial and accounting records and generally assists in all aspects of each Fund’s operations. The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For providing the foregoing services, the Administrator receives an asset-based fee, subject to certain conditions. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees of the Trust upon the giving of a 90-day written notice to the Administrator, or by the Administrator upon the giving of a 90 day written notice to the Trust.
Under the Administration Agreement, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.
The table below shows the amount of fees paid by each Fund to the Administrator for the fiscal years shown.

	Year Ended September 30,
	2021	2020	2019
Intrepid Capital Fund	$79,574	$87,663	$145,866
Intrepid Endurance Fund	$97,263	$64,992	$78,517
Intrepid Income Fund	$125,442	$81,871	$51,098
Custodian
U.S. Bank, N.A., (the “Custodian”) 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, an affiliate of Fund Services and the Distributor, serves as custodian of the assets of the Fund pursuant to a Custody Agreement. Under the Custody Agreement, the Custodian has agreed to (i) maintain a separate account in the name of each Fund; (ii) make receipts and disbursements of money on behalf of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and; (v) make periodic reports to each Fund concerning the Fund’s operations.
U.S. Bank, N.A. is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Trustees have delegated to U.S. Bank certain responsibilities for such assets, as permitted by Rule 17f-5. U.S. Bank and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Funds.
Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Agreement. As
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transfer and dividend disbursing agent, the Transfer Agent has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.
In addition, the Trust has entered into a Fund Accounting Servicing Agreement with Fund Services pursuant to which Fund Services has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds.
Distributor
Quasar Distributors, LLC (the “Distributor”), a subsidiary of Foreside Financial Group, LLC, acts as distributor for the Funds under a Distribution Agreement. Its principal business address is 111 E. Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202. The Distributor sells each Fund’s shares on a best efforts basis. Shares of the Funds are offered continuously.
For the fiscal year ended September 30, 2021, the Distributor received $46,506 as compensation from the Trust for distribution services for the Trust.
PORTFOLIO MANAGERS
The sole investment adviser to the Funds is Intrepid Capital Management, Inc. The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of September 30, 2021.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mark Travis	0	2	7	0	2	0
	$0	$26 million	$12 million	$0	$26 million	$0

Matt Parker	0	1	6	0	1	0
	$0	$8.4 million	$9.4 million	$0	$8.4 million	$0

Hunter Hayes	0	1	15	0	1	0
	$0	$8.4 million	$58.4 million	$0	$8.4 million	$0

Joe Van Cavage	0	1	6	0	1	0
	$0	$8.4 million	$9.4 million	$0	$8.4 million	$0
The portfolio managers are responsible for managing other accounts. The Adviser typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account, the fact that one account has a performance-based investment advisory fee and certain trading practices used by the portfolio managers (for example, cross trades between a Fund and another account and allocation of aggregated trades among the Funds and other accounts). The Adviser has developed policies and procedures reasonably designed to mitigate these conflicts. In particular, the Adviser has adopted policies limiting the ability of portfolio managers to effect cross trades and policies to ensure the fair allocation of securities purchased on an aggregated basis.
The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to each portfolio manager as of September 30, 2021.
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Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)
Mark Travis	Salary	Intrepid Capital Management, Inc.	Mr. Travis’ salary is determined on an annual basis and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.
	Bonus		Mr. Travis receives a bonus based on his performance and the profitability of the Adviser.
	Deferred Compensation		Mr. Travis receives deferred compensation based on a percentage of his annual salary.
	Restricted Stock		Mr. Travis is eligible for grants of restricted stock, which typically vest over a two-year period. The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Adviser based on individual contributions.
Hunter Hayes	Salary	Intrepid Capital Management, Inc.	Mr. Hayes’ salary is determined on an annual basis and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.
	Bonus		Mr. Hayes receives a bonus based on his performance and the profitability of the Adviser.
	Restricted Stock		Mr. Hayes is eligible for grants of restricted stock, which typically vest over a two-year period. The equity awards are granted annually, if at all granted by the Board of Directors of the Adviser based on individual contributions.
Matt Parker	Salary	Intrepid Capital Management, Inc.	Matt Parker’s salary is determined on an annual basis and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.
	Bonus		Mr. Parker receives a bonus based on his performance and the profitability of the Adviser.
	Restricted Stock		Mr. Parker is eligible for grants of restricted stock, which typically vest over a two-year period. The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Adviser based on individual contributions.
Joe Van Cavage	Salary	Intrepid Capital Management, Inc.	Mr. Van Cavage’s salary is determined on an annual basis and it is a fixed amount throughout the year. It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.
	Bonus		Mr. Van Cavage receives a bonus based on his performance and the profitability of the Adviser.
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Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)
	Restricted Stock		Mr. Van Cavage is eligible for grants of restricted stock, which typically vest over a two-year period. The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Adviser based on individual contributions.
The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of September 30, 2021, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund/Portfolio Manager	Dollar Range of Shares Owned

Intrepid Capital Fund
Mark Travis	$100,001-$500,000
Hunter Hayes	$1 - $10,000
Matt Parker	None
Joe Van Cavage	$1 - $10,000

Intrepid Endurance Fund
Matt Parker	$100,001 - $500,000
Joe Van Cavage	$100,001 - $500,000
Hunter Hayes	$1-$10,000

Intrepid Income Fund
Mark Travis	$100,001-$500,000
Hunter Hayes	$10,001 - $50,000
DETERMINATION OF NET ASSET VALUE
The NAV of each Fund will normally be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. If the NYSE is not open, then the Funds do not determine their NAV, and investors may not purchase or redeem shares of the Funds. The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergencies. If the NYSE closes early on a valuation day, the Funds shall determine their NAV as of that time. The staff of the SEC considers the NYSE to be closed on any day when it is not open for trading the entire day. On days when the NYSE is not open for trading the entire day, a Fund may, but is not obligated to, determine its NAV.
The per share NAV of a Fund is determined by dividing the value of the Fund’s net assets (i.e., its assets less its liabilities) by the total number of its shares outstanding at that time. Due to the fact that different expenses are charged to the Institutional Class and Investor Class of the Funds, the NAV of the two classes of a Fund may vary. In determining the NAV of each Fund’s shares, securities that are listed on national securities exchanges (other than NASDAQ® as defined below) are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities that are traded on the NASDAQ® Global Select Market, NASDAQ® Global Market or the NASDAQ® Capital MarketSM (collectively “NASDAQ® traded securities”) are valued at the NASDAQ® Official Closing Price (“NOCP”). If there are no sales on a given day for securities traded on an exchange, the security will be priced at the mean between the current ask an bid prices; provided, however, that in the event the spread between the bid and offer is so large that in the judgment of the Adviser using the mean would overstate the value of a security, the Adviser, under the oversight of the Board, shall
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determine the fair value of such security. If there is not a NOCP for a security traded on NASDAQ® or a sale price available for an over-the-counter security, the security will be priced at the mean between the current ask and bid prices; provided however, that in the event the spread between the bid and offer is so large that in the judgement of the Adviser using the mean would overstate the value of a security, the Adviser, under the oversight of the Board shall determine the fair value of such security.
Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV). Debt securities, such as corporate bonds, convertible bonds, senior loans, preferred securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.
Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates.
Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.
Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended or primary market is closed; and (d) securities whose value has been impacted by a significant event that occurred before the close of the NYSE but after the close of the securities’ primary markets.
Any securities or other assets for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Board of Trustees. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. In determining fair value, the Board of Trustees considers all relevant qualitative and quantitative information available including news regarding significant market or security specific events. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Board of Trustees utilizes a service provided by an independent third party to assist in fair valuation of certain securities.

DISTRIBUTION OF SHARES
The Trust has adopted a Service and Distribution Plan (the “Plan”). The Plan was adopted in anticipation that the Investor Class shares of the Funds, will benefit from the Plan through increased sale of shares, thereby reducing the expense ratio of each Fund’s Investor Class of shares and providing the Adviser greater flexibility in management. The Plan authorizes payments by each Fund’s Investor Class in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the average daily net assets of each Fund’s Investor Class of shares. Amounts paid under the Plan by the Investor Class may be spent by a Fund on any activities or expenses primarily intended to result in the sale of Investor Class shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one that a Fund may finance without a plan pursuant to Rule 12b‑1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.
The Plan may be terminated by a Fund at any time by a vote of the trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the “Rule 12b‑1 Trustees”) or by a vote of a majority of the outstanding shares of the Fund. Mr. Osterman, Mr. Vandergriff, and Mr. Broaddus are currently the Rule 12b‑1 Trustees. Any change in the Plan that would materially increase the
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distribution expenses of a Fund provided for in the Plan requires the approval of the Board of Trustees, including the Rule 12b‑1 Trustees, and a majority of the Fund’s outstanding shares.
While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust will be committed to the discretion of the trustees of the Trust who are not interested persons of the Trust. The Board of Trustees of the Trust must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the Distributor or officers of the Trust. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b‑1 Trustees.
The tables below show the amount of 12b-1 fees paid by the Investor Class shares of each Fund for the fiscal year ended September 30, 2021.

12b-1 fees paid
Fund	Year Ended September 30, 2021
Intrepid Capital Fund – Investor Class	$52,631
Intrepid Endurance Fund – Investor Class	$117,511
Intrepid Income Fund – Investor Class(1)	$0
(1)Investor Class shares of the Intrepid Income Fund are currently not available for sale.
For the fiscal year ended September 30, 2021, the following amounts were paid pursuant to the Distribution Plan:

	Intrepid Capital Fund – Investor Class	Intrepid Endurance Fund – Investor Class	Intrepid Income Fund – Investor Class(1)
Advertising and Marketing	$525	$740	$0
Printing and Postage	$0	$0	$0
Payment to distributor	$17,952	$25,507	$0
Payment to dealers	$30,603	$88,131	$0
Compensation to sales personnel	$0	$0	$0
Other Marketing Expenses	$3,551	$3,133	$0
(1)Investor Class shares of the Intrepid Income Fund are currently not available for sale.
The Adviser and/or its subsidiaries or affiliates (“Adviser Entities”) may pay certain broker-dealers and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds (“Payments”). Any Payments made by Adviser Entities will be made from their own assets and not from the assets of the Funds. Although a portion of Adviser Entities’ revenue comes directly or indirectly in part from fees paid by the Funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund. Adviser Entities may make Payments for Intermediaries to participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems. Adviser Entities may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with the Fund. In addition, Adviser Entities may make Payments to Intermediaries that make shares of the Funds available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to an investor’s salesperson or other investment professional may also be significant for the investor’s salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive. Payments create conflicts of interest between the Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to an investor’s salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
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Adviser Entities may determine to make Payments based on any number of metrics. For example, Adviser Entities may make Payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more of the Funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. The Adviser anticipates that the Payments paid by Adviser Entities in connection with the Funds will be immaterial to Adviser Entities in the aggregate for the current fiscal year.
AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES
The Funds offer an automatic investment option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account on the schedule (e.g., monthly or quarterly) the shareholder selects. The minimum initial amount of investment in each Fund is $2,500 for Investor Class shares and $250,000 for Institutional Class shares ($2,500 for Institutional Class shares of the Intrepid Income Fund). Subsequent investments in the Investor Class or Institutional Class shares of a Fund may be made with a minimum investment of $100.
The Funds offer a telephone purchase option pursuant to which money will be moved from a shareholder’s bank account to the shareholder’s Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members can be used for telephone transactions. Shares will be purchased at the NAV calculated on the day of your purchase order if your purchase order is received prior to the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time). The minimum amount that can be transferred by telephone is $100.
Anti-Money Laundering Program
The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or legal entity whose identity and beneficial owners cannot be adequately verified under the provisions of the USA PATRIOT Act.
REDEMPTION OF SHARES
The Funds expect to use a variety of resources to honor requests to redeem shares of the Funds, including available cash; short-term investments; interest, dividend income and other monies earned on portfolio investments; the proceeds from the sale or maturity of portfolio holdings; and various other techniques. As of the date of this SAI, the Funds also have available to them an uncommitted line of credit that they may draw on to manage their liquidity needs.
If the Board shall determine that it is in the best interest of the shareholders of a Fund, and subject to such Fund’s compliance with applicable regulations, each Fund has reserved the right to pay the redemption prices of shares redeemed, either totally or partially, by a distribution in-kind of securities (instead of cash) from the Fund’s portfolio. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares redeemed. If a holder of Fund shares receives a distribution in-kind, the holder of Fund shares would incur brokerage charge when subsequently converting the securities to cash. For federal income tax purposes, redemption in-kind are taxed in the same manner as redemptions made in cash. In addition, sales of in-kind securities may generate taxable gains.
The Funds have made an election pursuant to Rule 18f-1 under the 1940 Act requiring that all redemptions be effected in cash to each redeeming shareholder, during any period of 90 days, up to the lesser of $250,000 or 1% of the net assets of the Fund.
A shareholder’s right to redeem shares of the Funds will be suspended and the right to payment postponed for more than seven days for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (i) trading on the NYSE is restricted pursuant to rules and regulations of the SEC; (ii) the SEC has by order permitted such suspension; or (iii) such emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.
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Each Fund imposes a 2% redemption fee on the value of shares redeemed 30 days or less after purchase. The 2% redemption fee does not apply to exchanges between the Funds. The redemption fee will not apply to (a) shares purchased through reinvested distributions (dividends and capital gains); (b) shares held in employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts; or (c) through systematic programs such as the systematic withdrawal plan, automatic investment plan and systematic exchange plans. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.
In calculating whether a redemption of a Fund’s shares is subject to a redemption fee, a shareholder’s holdings will be viewed on a “first in/first out” basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current NAV of the shares as of the redemption date.
SYSTEMATIC WITHDRAWAL PLAN
An investor who owns Investor Class shares of a Fund worth at least $10,000 (at least $350,000 in the case of the Institutional Class shares of a Fund) at the current NAV may, by completing an application which may be obtained from the Trust or the Transfer Agent, create a Systematic Withdrawal Plan (“SWP”) from which a fixed sum will be paid to the investor at regular intervals. To establish a SWP for the Intrepid Income Fund, your account must have a balance of at least $10,000. To establish the SWP, the investor deposits Fund shares with the Trust and appoints the Trust as agent to effect redemptions of shares held in the account for the purpose of making monthly, quarterly or annual withdrawal payments of a fixed amount to the investor out of the account. Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Trust is required. The investor’s signature may be required to be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.
The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemptions of shares in the account at NAV. Redemptions will be made in accordance with the schedule (e.g., monthly, quarterly or yearly, but in no event more frequently than monthly) selected by the investor. If a scheduled redemption is a weekend or a holiday, such redemption will be made on the next business day. Because a SWP may reduce, and eventually deplete, your account over time, investors may want to consider reinvesting all income dividends and capital gains distributions payable by each Fund. The investor may purchase or transfer additional Fund shares in his or her account at any time.
Withdrawal payments cannot be considered as yield or income on the investor’s investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund’s portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor’s account.
The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee’s address, by notifying the Fund in writing five days prior to the effective date.
INACTIVE ACCOUNTS
It is the responsibility of a shareholder to ensure that the shareholder maintains a correct address for the shareholder’s account(s), as a shareholder’s account(s) may be transferred to the shareholder’s state of residence if no activity occurs within the shareholder’s account during the “inactivity period” specified in the applicable state’s abandoned property laws. Specifically, an incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Upon receiving returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account has legally been abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
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ALLOCATION OF INVESTMENT OPPORTUNITIES
Although the Funds have differing investment objectives, there will be times when certain securities will be eligible for purchase by multiple Funds or will be contained in the portfolios of multiple Funds. Although securities of a particular company may be eligible for purchase by the Funds, the Adviser may determine at any particular time to purchase a security for one Fund, but not another, based on each Fund’s investment objective and in a manner that is consistent with the Adviser’s fiduciary duties under federal and state law to act in the best interests of each Fund.
There may also be times when a given investment opportunity is appropriate for some, or all, of the Adviser’s other client accounts. It is the policy and practice of the Adviser not to favor or disfavor consistently or consciously any client or class of clients in the allocation of investment opportunities, so that to the extent practical, such opportunities will be allocated among clients, including the Funds, over a period of time on a fair and equitable basis.
If the Adviser determines that a particular investment is appropriate for more than one client account, the Adviser may aggregate securities transactions for those client accounts (“block trades”). To ensure that no client account is disadvantaged as a result of such aggregation, the Adviser has adopted policies and procedures to ensure that the Adviser does not aggregate securities transactions for client accounts unless it believes that aggregation is consistent with its duty to seek best execution for client accounts and is consistent with the applicable agreements of the client accounts for which the Adviser aggregates securities transactions. No client account is favored over any other client account in block trades, and each client account that participates in block trades participates at the average share price for all transactions in the security for which that aggregated order is placed on the day that such aggregated order is placed. Subject to minimum ticket charges, transaction costs are shared in proportion to Client Accounts’ participation.
It is the Adviser’s general policy not to purchase a security in one Fund while simultaneously selling it in another Fund. However, there may be circumstances outside of the Adviser’s control that require the purchase of a security in one portfolio and a sale in the other. For example, when one Fund experiences substantial cash inflows while another Fund experiences substantial cash outflows, the Adviser may be required to buy securities to maintain a fully invested position in one Fund, while selling securities in another Fund to meet shareholder redemptions. In such circumstances, a Fund may acquire assets from another Fund that are otherwise qualified investments for the acquiring Fund, so long as no Fund bears any markup or spread, and no commission, fee or other remuneration is paid in connection with the acquisition, and the acquisition complies with Section 17(a) of the 1940 Act and Rule 17a-7 thereunder. If the purchase and sale are not affected pursuant to Rule 17a-7, then the purchase and/or sale of a security common to both portfolios may result in a higher price being paid by a Fund in the case of a purchase than would otherwise have been paid, or a lower price being received by a Fund in the case of a sale than would otherwise have been received, as a result of a Fund’s transactions affecting the market for such security. In any event, the Funds management believes that under normal circumstances such events will have a minimal impact on a Fund’s per share NAV and its subsequent long-term investment return.
ALLOCATION OF PORTFOLIO BROKERAGE
General
Each Fund’s securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Trust’s Board of Trustees. Decisions to buy and sell securities for the Funds are made by the Adviser subject to review by the Trust’s Board of Trustees. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs. Many of these transactions involve payment of a brokerage commission by the Funds. In some cases, transactions are with firms who act as principals of their own accounts. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities) and the broker’s reputation, financial strength and stability. The most favorable price to a Fund means the best net price (namely, the price after giving effect to commissions, if any). Over‑the‑counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., “markups” when a market maker sells a security and “markdowns” when the market maker purchases a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.
In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the
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availability of the brokerage firm’s analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause the Funds to pay a broker that provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser’s overall responsibilities with respect to the Funds and the other accounts as to which it exercises investment discretion.
Brokerage Commissions
An aggregate brokerage commission paid by each Fund for the following fiscal years is shown in the table below.

Fund	2021	2020	2019
Intrepid Capital Fund	$14,372(1)	$107,169	$311,704
Intrepid Endurance Fund	$193,346	$144,414	$139,108
Intrepid Income Fund	$17,784	$8,043	$3,446
(1) Material decrease due to decrease in the Fund’s portfolio turnover rate.
Aggregate brokerage commissions paid by each Fund to brokers who provided brokerage and research services for the fiscal year ended September 30, 2021 are shown in the table below.

Fund	Commissions Paid to Brokers Who Supplied Research Services	Total Dollar Amount Involved in Such Transactions
Intrepid Capital Fund	$7,489	$19,201,497
Intrepid Endurance Fund	$107,984	$119,088,162
Intrepid Income Fund	$5,245	$4,442,601
CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES
IN VIEW OF THE COMPLEXITIES OF U.S. FEDERAL AND OTHER INCOME TAX LAWS APPLICABLE TO REGULATED INVESTMENT COMPANIES, A PROSPECTIVE SHAREHOLDER IS URGED TO CONSULT WITH AND RELY SOLELY UPON ITS TAX ADVISORS TO UNDERSTAND FULLY THE U.S. FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES TO THAT INVESTOR OF SUCH AN INVESTMENT BASED ON THAT INVESTOR’S PARTICULAR FACTS AND CIRCUMSTANCES. THIS SUMMARY IS NOT INTENDED TO BE, AND SHOULD NOT BE CONSTRUED AS, LEGAL OR TAX ADVICE TO ANY PROSPECTIVE SHAREHOLDER.
The following information supplements and should be read in conjunction with the section in each Prospectus entitled “DIVIDENDS, DISTRIBUTIONS AND TAXES.” Each Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder’s tax treatment may vary depending upon the shareholder’s particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; a shareholder who does not hold Fund shares as a capital asset; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.
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The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company
It is intended that each Fund will qualify for treatment as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.
In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its gross assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting the diversification requirement of clause (i)(B), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.
If a Fund fails to satisfy any of the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the first year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.
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Moreover, a Fund may retain for investment all or a portion of their net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, a Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting
Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods that may be used by a Fund, and thus a Fund’s use of these methods may be subject to IRS scrutiny.
Capital Loss Carry-Forwards
For net capital losses realized in taxable years beginning before January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain, if any, realized during the eight years following the year of the loss, and such capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. For net capital losses realized in taxable years beginning on or after January 1, 2011, a Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized in taxable years beginning after January 1, 2011, the excess of a Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year and the excess of a Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gain. The Funds cannot carry back or carry forward any net operating losses.
At September 30, 2021, the Intrepid Capital Fund had short-term tax basis capital losses of $14,867,984 and long-term tax basis capital losses of $8,715,645, which may be carried forward to offset future capital gains. To the extent that the Intrepid Capital Fund may realize future net capital gains, those gains may be offset by any of its unused capital loss carryforwards. These losses do not expire.
At September 30, 2021, the Intrepid Endurance Fund had short-term tax basis capital losses of $2,918,925, short-term limited tax basis capital losses of $386,617, and long-term tax basis capital losses of $1,924,859 which may be carried forward to offset future capital gains. To the extent that the Intrepid Endurance Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire. The Intrepid Endurance Fund had late year losses of $662,902, which the Fund will elect to defer to the first day of its next tax year.
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At September 30, 2021, the Intrepid Income Fund had short-term tax basis capital losses of $0 and long-term tax basis capital losses of $1,023,151, which may be carried forward to offset future capital gains. To the extent that the Intrepid Income Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carry-forwards. These losses do not expire.
If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses, in particular losses realized in taxable years beginning before January 1, 2011, substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.
Excise Tax
If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).
Taxation of Investments
In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
If a Fund purchases a debt obligation with original issue discount (“OID”) (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes “payment-in-kind” or “PIK” bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.
If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities
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delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code, described above. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.
If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
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The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for a Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.
A Fund may invest in real estate investment trusts (“REITs”). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction. Taxable ordinary dividends received and distributed by the Fund on its REIT holdings may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified REIT dividends” that are eligible for a 20% deduction on its federal income tax returns. Individuals must satisfy holding period and other requirements in order to be eligible for this deduction. Without further legislation, the deduction would sunset after 2025. Shareholders should consult their own tax professionals concerning their eligibility for this deduction.
A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or in other interests that may be treated as taxable mortgage pools (“TMPs”) for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as individual retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. A Fund may or may not make such an election.
“Passive foreign investment companies” (“PFICs”) are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences,
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but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by a Fund attributable to income and gains derived from PFICs will not be eligible to be treated as qualified dividend income.
If a Fund owns 10% or more of either the voting power or value of the stock of a “controlled foreign corporation” (a “CFC”), such corporation will not be treated as a PFIC with respect to the Fund. In general, a Fund may be required to recognize dividends from a CFC before actually receiving any dividends. There may also be a tax imposed on a U.S. shareholder’s aggregate net CFC income that is treated as global intangible low-taxed income. As a result of the foregoing, a Fund may be required to recognize income sooner than it otherwise would.
In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by a Fund without corresponding current cash receipts. Although a Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by a Fund, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Notwithstanding the foregoing, under recently enacted tax legislation, accrual method taxpayers required to recognize gross income under the “all events tests” no later than when such income is recognized as revenue in an applicable financial statement (e.g., an audited financial statement which is used for reporting to partners). This new rule may require the Fund to recognize income earlier than as described above.
Taxation of Distributions
Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and other distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly reported in writing by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund’s taxable year.
Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. A Fund must make certain distributions in order to qualify as a RIC, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient’s basis in its shares.
Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for state-tax-free treatment. This exemption may not apply to corporate shareholders.
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Sales and Exchanges of Fund Shares
If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder’s Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the “wash sale” rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
Corporate Shareholders
Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the FATCA deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.
Foreign Taxes
Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may not make the election for such year. If a Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund does elect to “pass through” its foreign taxes paid in a taxable year, the Fund will furnish a written statement to its shareholders reporting such shareholders proportionate share of the Funds’ foreign taxes paid.
Even if a Fund qualifies for the election, foreign income and similar taxes will only pass through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements.
If a Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.
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The Intrepid Capital Fund, Intrepid Endurance Fund, and Intrepid Income Fund may not make the foregoing election.
In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.
U.S. Federal Income Tax Rates
Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 37% on ordinary income and 20% on net capital gain.
In general, “qualified dividend income” realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and reported in writing as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from a Fund may qualify for the “dividends-received deduction” applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.
In addition, noncorporate Fund shareholders generally will be subject to an additional 3.8% tax on its “net investment income,” which ordinarily includes taxable distributions received from the corresponding Fund and taxable gain on the disposition of Fund shares if the shareholder meets a taxable income test.
Under the Foreign Account Tax Compliance Act, or “FATCA,” U.S. federal income tax withholding at a 30% rate will be imposed on dividends and proceeds of redemptions in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.
Backup Withholding
A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders),at a rate under Section 3406 of the Code for U.S. residents of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.
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Foreign Shareholders
For purposes of this discussion, “foreign shareholders” include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, distributions made to foreign shareholders will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to such withholding.
Under legislation that has been available from time to time, a Fund could report in writing to its shareholders certain distributions made to foreign shareholders that would not be subject to U.S. federal income tax withholding where the distribution is attributable to specific sources (such as “portfolio interest” and short-term capital gain), certain requirements are met and the Fund makes appropriate designations to pay such “exempt” distributions. Even if a Fund realizes income from such sources, no assurance can be made the Fund would meet such requirements or make such designations. Where Fund shares are held through an intermediary, even if a Fund makes the appropriate designation, the intermediary may withhold U.S. federal income tax.
Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.
Under FATCA, a withholding tax of 30% will be imposed on dividends on, and the gross proceeds of a disposition of, Fund shares paid to certain foreign shareholders unless various information reporting requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which are generally defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of FATCA on their investment in a Fund.
Before investing in a Fund’s shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.
Tax-Deferred Plans
Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
A 1.4% excise tax is imposed on the net investment income of certain private colleges and universities. This tax would only apply to private institutions with endowment valued at $500,000 per full-time student or more, subject to other limitations. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts (“CRTs”) (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Tax Shelter Reporting Regulations
Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more, or if a corporate shareholder recognizes a loss of $10 million or more, with respect to Fund shares, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable
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under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Cost Basis Reporting
In general, each Fund must report “cost basis” information to its shareholders and the IRS for redemptions of “covered shares.” Fund shares purchased on or after January 1, 2012 are generally treated as covered shares. By contrast, Fund shares purchased before January 1, 2012 or shares without complete cost basis information are generally treated as noncovered shares. Fund shareholders should consult their tax advisors to obtain more information about how these cost basis rules apply to them and determine which cost basis method allowed by the IRS is best for them.
Recently Enacted Tax Legislation
Under recently enacted tax legislation, a Fund may be required to recognize income sooner than it otherwise would (as described above), which also may result in a change in its methods of tax accounting. The full effects of this tax legislation are not certain.. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Fund shares.
The foregoing summary should not be considered to describe fully the income and other tax consequences of an investment in a Fund. Fund investors are strongly urged to consult with their tax advisors, with specific reference to their own situations, with respect to the potential tax consequences of an investment in a Fund.
SHAREHOLDER MEETINGS AND ELECTION OF TRUSTEES
As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment restrictions of a Fund; and (iii) filling vacancies on the Board of Trustees in the event that less than a majority of the Board of Trustees were elected by shareholders or if filling a vacancy would result in less than two-thirds of the trustees having been elected by shareholders. However, matters affecting only one particular class can only be voted on by shareholders of that class. In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding. Trustees may appoint successor Trustees.
CAPITAL STRUCTURE
Shares of Beneficial Interest
The Trust will issue new shares of a Fund at its most current NAV. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trust has registered an indefinite number of shares of each Fund under Rule 24f‑2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the applicable Fund only and have identical voting, dividend, redemption, liquidation and other rights. The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.
Additional Series
The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
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Conversion of Share Classes
If you hold Institutional Class shares of the Intrepid Capital Fund or the Intrepid Endurance Fund and your account balance falls below $250,000 (for any reason), the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Institutional Class shares of the Intrepid Capital Fund or Intrepid Endurance Fund into Investor Class shares, at which time your account will be subject to the policies and procedures for Investor Class shares. Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. If you hold Institutional Class shares of the Intrepid Income Fund and your account balance falls below $500 (for any reason) the Fund reserves the right to give you 60 days’ written notice to make additional investments so that your account balance is $500 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.
Shareholders who hold Investor Class shares of a Fund that are eligible to own Institutional Class shares may convert their Investor Class shares into Institutional Class shares by providing notice to the Funds’ transfer agent on the basis of the relative NAVs of the two classes without the imposition of any fee or other charge if the account is held directly with the Fund. If the account is held through a retirement plan or other financial intermediary, then the intermediary must have a specific agreement in place with the Distributor, and the intermediary may separately charge a fee to the shareholder.
Any such conversion will occur at the respective NAVs of the share classes next calculated after (a) a Fund’s receipt of the investor’s request in good order, or (b) a Fund’s decision to convert an account from one class to another. As a result, a shareholder may receive fewer shares or more shares than originally owned at the time of conversion, depending on that day’s NAV for each class, although the total dollar value will remain the same. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, a conversion of shares of a Fund from one class to the class does not cause the shareholder or the Fund to recognize gain or loss for federal income tax purposes.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Trust’s Board of Trustees engaged Deloitte & Touche LLP, located at 111 South Wacker Drive, Chicago, Illinois 60606, to perform the annual audits of the Funds.
FINANCIAL STATEMENTS
The audited financial statements for the Funds are incorporated herein by reference to the Funds’ Annual Report to Shareholders for the year or period ended September 30, 2021. Financial statements audited by the Funds’ Independent registered public accounting firm will be submitted to shareholders at least annually.
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DESCRIPTION OF SECURITIES RATINGS
S & P Global Ratings Issue Credit Rating Definitions
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
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SPUR (S&P Underlying Rating)
A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.
Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).
The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.
Active Qualifiers
S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.
1. Federal deposit insurance limit: ‘L’ qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
2. Principal: ‘p’ qualifier
This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.
3. Preliminary ratings: ‘prelim’ qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.
a.Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
b.Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).
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c.Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.
d.Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.
e.A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.
4. Termination structures: ‘t’ qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
5. Counterparty instrument rating: ‘cir’ qualifier
This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.
Inactive Qualifiers
Inactive qualifiers are no longer applied or outstanding.
1. Contingent upon final documentation: ‘*’ inactive qualifier
This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.
2. Termination of obligation to tender: ‘c’ inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.
3. U.S. direct government securities: ‘G’ inactive qualifier
The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.
4. Public information ratings: ‘pi’ qualifier
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.
5. Provisional ratings: ‘pr’ inactive qualifier
The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.
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6. Quantitative analysis of public information: ‘q’ inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.
7. Extraordinary risks: ‘r’ inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.
Active Identifiers
1. Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.
2. Structured finance: ‘sf’ identifier
The ‘sf’ identifier shall be assigned to ratings on "structured finance instruments" when required to comply with applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see "VII. APPENDIX: Types of Instruments Carrying The ‘sf’ Identifier”
Local Currency and Foreign Currency Ratings
S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Credit Rating Definitions
Purpose
Since John Moody devised the first bond ratings more than a century ago, Moody’s rating systems have evolved in response to the increasing depth and breadth of the global capital markets. Much of the innovation in Moody’s rating system is a response to market needs for clarity around the components of credit risk or to demand for finer distinctions in rating classifications.
Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:
Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.
Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.
Should no rating be assigned, the reason may be one of the following:
1. An application was not received or accepted.
2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.
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3. There is a lack of essential data pertaining to the issue or issuer.
4. The issue was privately placed, in which case the rating is not published in Moody’s publications.
Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.
A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.
Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.
As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.
The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.
Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.
Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.
Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.
*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and
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of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.
Short-Term Obligation Ratings
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.
SHORT-TERM VS. LONG-TERM RATINGS

Fitch’s National Credit Ratings
National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale.
As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries
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where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.
A "+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.
National scale ratings are assigned on the basis that the “best credits or issuers” in the country are rated ‘AAA’ on the national scale. National Ratings are then assessed using the full range of the national scale based on a comparative analysis of issuers rated under the same national scale to establish a relative ranking of credit worthiness.
At any given point in time, there is a certain relationship between National and International Ratings but there is not a precise translation between the scales. Fitch monitors the ratings relationship of issuers rated on both the international and national scales to ensure the consistency of rating relativities across scales. In other words, if issuer “X” is rated higher than issuer “Y” on one scale, issuer “X” cannot be rated lower than issuer “Y” on the other scale.
National Ratings for local issuers exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.
In certain countries, regulators have established credit rating scales to be used within their domestic markets using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.
Fitch maintains internal mapping tables that document the current relationship between the National and International Local Currency Ratings in each jurisdiction where we maintain a National Rating scale in order to serve as a tool for analysts. Where our National rating coverage exceeds a minimum threshold and there is external demand, these mappings will be published on this site. Presently, publicly available mappings can be accessed here. Fitch currently publishes the mapping tables for Brazil and South Africa.
Limitations of the National Rating Scale
Specific limitations relevant to National Rating scale include:
•National scale ratings are only available in selected countries.
•National scale ratings are only directly comparable with other national ratings in the same country. There is a certain correlation between national and global ratings but there is not a precise translation between the scales. The implied vulnerability to default of a given national scale rating will vary over time.
•The value of default studies for National Ratings is limited. Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time. As a result, a default study using only National Ratings may not give an accurate picture of the historical relationship between ratings and default risk. Users should exercise caution in making inferences relating to the relative vulnerability to default of national scale ratings using the historical default experience with International Ratings and mapping tables to link the National and International ratings. As with ratings on any scale, the future will not necessarily follow the past.
National Short-Term Credit Ratings
F1(xxx) Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the
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lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2(xxx) Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3(xxx) Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
B(xxx) Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
C(xxx) Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
RD(xxx): Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D(xxx) Indicates a broad-based default event for an entity, or the default of a short-term obligation.
Notes to Long-Term and Short-Term National Ratings:
The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.
“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’
LONG-TERM RATINGS
S & P Global Ratings Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S & P Global Ratings analysis of the following considerations:
• Likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the obligation and the promise we impute; and
•Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
An issue rating is an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
Long-Term Issuer Credit Ratings
AAA
An obligation rated ‘AAA’ has the highest rating assigned by S & P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
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A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S & P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
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See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on pages A-2 and A-3.
Moody’s Long-Term Obligation Ratings
Long-Term Obligation Ratings
Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Moody’s Long-Term Rating Definitions:
Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B
Obligations rated B are considered speculative and are subject to high credit risk.
Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Fitch’s National Long-Term Credit Ratings
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AAA(xxx) ‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.
AA(xxx) ‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.
A(xxx) ‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country or monetary union.
BBB(xxx) ‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country or monetary union.
BB(xxx) ‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.
B(xxx) ‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country or monetary union.
CCC(xxx) ‘CCC’ National Ratings denote very high default risk relative to other issuers or obligations in the same country or monetary union.
CC(xxx) ‘CC’ National Ratings denote default risk is among the highest relative to other issuers or obligations in the same country or monetary union.
C(xxx) A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:
a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
c. the formal announcement by the issuer or their agent of a distressed debt exchange; and
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent
RD(xxx): Restricted default.
‘RD’ ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:
a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.
D(xxx) ‘D’ National Ratings denote an issuer or instrument that is currently in default.
Notes to Long-Term and Short-Term National Ratings:
The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.
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“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’
MUNICIPAL NOTE RATINGS
S & P Global Ratings Municipal Short-Term Note Ratings Definitions
An S & P Global Ratings U.S. municipal note rating reflects S & P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S & P Global Ratings analysis will review the following considerations:
•Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.
D
'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions
See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on page A-2.
Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings
Short-Term Obligation Ratings
We use the global short-term Prime rating scale for commercial paper issued by US Municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations we use one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.
We use the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2
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This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Standard Linkage Between the Long-Term and MIG Short-Term Rating Scale
The following table indicates the municipal long-term ratings consistent with different MIG short-term ratings.

Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Please see our methodology that discusses demand obligations with conditional liquidity support.
We typically assign the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.
VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2
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This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.
VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBs, The rating transitions are higher to allow for distance to downgrade to below investment grade due to the presence of automatic termination events in the SBPAs.

Reviewed October 21, 2020

58

Intrepid Capital Management Funds Trust

PART C

OTHER INFORMATION
Item 28. Exhibits.

(a)	(i)		Certificate of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(ii)
Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(iii)
Amended Schedule A to Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(b)			By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(c)			Instruments Defining Rights of Security Holders - See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.
(d)	(i)	(A)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Capital Fund is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(B)
Investment Advisory Agreement with Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(C)
Amended and Restated Investment Advisory Agreement with Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(e)		(i)
Distribution Agreement between Intrepid Capital Management, Inc. and Quasar Distributors, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(ii)
Second Amendment to the Distribution Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iii)
Third Amendment to the Distribution Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(iv)
Fourth Amendment to the Distribution Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(v)
Fifth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(vi)
Sixth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(vii)
Novation Agreement dated March 31, 2020 between Quasar Distributors, LLC, the Trust and the Advisor. is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

		(viii)	Novation Agreement dated September 30, 2021 between Quasar Distributors, LLC, the Trust and the Advisor — Filed Herewith.
(f)			Bonus, profit sharing contracts — None.
(g)
Amended and Restated Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(h)	(i)
Amended and Restated Fund Administration Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(ii)
Amended and Restated Transfer Agent Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(iii)
Amended and Restated Fund Accounting Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

	(iv)	(A)
Operating Expenses Limitation Agreement dated November 15, 2016 between the Trust, on behalf of the Intrepid Capital Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 30, 2017.

(B)
Operating Expenses Limitation Agreement dated June 3, 2010 between the Trust, on behalf of the Intrepid Income Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2012.

(C)
Operating Expenses Limitation Agreement dated November 15, 2016 between the Trust, on behalf of the Intrepid Endurance Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 30, 2017.

(D)
Form of Agreement and Plan of Reorganization related to the reorganization of the Intrepid Disciplined Value Fund into the Intrepid Endurance Fund is herein incorporated by reference from Appendix A to Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-14, filed with the Securities and Exchange Commission on December 22, 2020 (relating to the limit on operating expenses of the Intrepid Endurance Fund through January 31, 2023).

(i)			Opinion and Consent of Counsel — Filed Herewith.
(j)		(i)	Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(ii)
Power of Attorney is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(k)			Financial statements omitted from prospectus — None
(l)
Initial Capital Agreements - Subscription agreement is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(m)
Amended Service and Distribution Plan pursuant to Rule 12b‑1 is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(n)
Amended Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(o)			Reserved.
(p)		(i)
Code of Ethics of the Intrepid Capital Management Funds Trust and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

		(ii)	Code of Ethics for Principal Underwriter - not applicable per Rule 17j-1(c)(3).

Item 29. Persons Controlled by or Under Common Control with Registrant

None.

Item 30. Indemnification

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Act.

Item 32. Principal Underwriter

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.American Trust Allegiance Fund, Series of Advisors Series Trust
3.Capital Advisors Growth Fund, Series of Advisors Series Trust
4.Chase Growth Fund, Series of Advisors Series Trust
5.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.Edgar Lomax Value Fund, Series of Advisors Series Trust
7.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital International Fund, Series of Advisors Series Trust
15.Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
16.Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
17.Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
18.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
19.PIA BBB Bond Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
22.PIA MBS Bond Fund, Series of Advisors Series Trust
23.PIA Short-Term Securities Fund, Series of Advisors Series Trust
24.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
25.Poplar Forest Partners Fund, Series of Advisors Series Trust
26.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
27.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
31.Scharf Fund, Series of Advisors Series Trust
32.Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Semper Brentview Dividend Growth Equity Fund, Series of Advisors Series Trust
35.Semper MBS Total Return Fund, Series of Advisors Series Trust
36.Semper Short Duration Fund, Series of Advisors Series Trust
37.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
38.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
39.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
40.The Aegis Funds
41.Allied Asset Advisors Funds
42.Alpha Architect ETF Trust
43.Angel Oak Funds Trust
44.Angel Oak Strategic Credit Fund
45.Barrett Opportunity Fund, Inc.
46.Bridges Investment Fund, Inc.

47.Brookfield Investment Funds
48.Buffalo Funds
49.Cushingâ Mutual Funds Trust
50.DoubleLine Funds Trust
51.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
52.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
53.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
54.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
55.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
56.The Acquirers Fund, Series of ETF Series Solutions
57.AI Powered International Equity ETF, Series of ETF Series Solutions
58.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
59.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
60.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
61.Aptus Defined Risk ETF, Series of ETF Series Solutions
62.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.Blue Horizon BNE ETF, Series of ETF Series Solutions
64.CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
65.Change Finance ESG International Fossil Free ETF, Series of ETF Series Solutions
66.Change Finance U.S. Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Deep Value ETF, Series of ETF Series Solutions
71.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
72.Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital Housing ETF, Series of ETF Series Solutions
75.iBET Sport Betting & Gaming ETF, Series of ETF Series Solutions
76.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
77.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
78.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
79.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
80.Loncar China BioPharma ETF, Series of ETF Series Solutions
81.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
82.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
83.Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
84.Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
85.Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
86.Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
87.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
88.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
89.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
90.Opus Small Cap Value ETF, Series of ETF Series Solutions
91.Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
92.US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
93.US Global JETS ETF, Series of ETF Series Solutions
94.US Vegan Climate ETF, Series of ETF Series Solutions
95.Volshares Large Cap ETF, Series of ETF Series Solutions
96.First American Funds, Inc.
97.FundX Investment Trust
98.The Glenmede Fund, Inc.
99.The Glenmede Portfolios
100.The GoodHaven Funds Trust
101.Greenspring Fund, Incorporated
102.Harding, Loevner Funds, Inc.
103.Hennessy Funds Trust
104.Horizon Funds
105.Hotchkis & Wiley Funds
106.Intrepid Capital Management Funds Trust
107.Jacob Funds Inc.
108.The Jensen Quality Growth Fund Inc.
109.Kirr, Marbach Partners Funds, Inc.

110.AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
111.Core Alternative ETF, Series of Listed Funds Trust
112.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
113.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
114.LKCM Funds
115.LoCorr Investment Trust
116.Lord Asset Management Trust
117.MainGate Trust
118.ATAC Rotation Fund, Series of Managed Portfolio Series
119.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
120.Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
121.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
122.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
123.Great Lakes Bond Fund, Series of Managed Portfolio Series
124.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
125.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
126.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
127.Jackson Square Global Growth Fund, Series of Managed Portfolio Series
128.Jackson Square International Growth Fund, Series of Managed Portfolio Series
129.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
130.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
131.LK Balanced Fund, Series of Managed Portfolio Series
132.Muhlenkamp Fund, Series of Managed Portfolio Series
133.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
134.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
135.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
136.Port Street Quality Growth Fund, Series of Managed Portfolio Series
137.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
138.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
141.Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
142.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
143.Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
144.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
145.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
146.V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
147.Argent Small Cap Fund, Series of Manager Directed Portfolios
148.Hardman Johnston International Growth Fund, Series of Manager Directed Portfolios
149.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
150.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
151.Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
152.Matrix Advisors Funds Trust
153.Matrix Advisors Value Fund, Inc.
154.Monetta Trust
155.Nicholas Equity Income Fund, Inc.
156.Nicholas Fund, Inc.
157.Nicholas II, Inc.
158.Nicholas Limited Edition, Inc.
159.Permanent Portfolio Family of Funds
160.Perritt Funds, Inc.
161.Procure ETF Trust I
162.Procure ETF Trust II
163.Professionally Managed Portfolios
164.Prospector Funds, Inc.
165.Provident Mutual Funds, Inc.
166.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
167.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
168.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
169.Aquarius International Fund, Series of The RBB Fund, Inc.
170.Bogle Small Cap Growth Fund, Series of The RBB Fund, Inc.
171.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
172.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.

173.Boston Partners Emerging Markets Long/Short Fund, Series of The RBB Fund, Inc.
174.Boston Partners Global Equity Advantage Fund, Series of The RBB Fund, Inc.
175.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
176.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
177.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
178.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
179.Boston Partners Small Cap Value II Fund, Series of The RBB Fund, Inc.
180.Campbell Advantage Fund, Series of The RBB Fund, Inc.
181.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
185.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Orinda Income Opportunities Fund, Series of The RBB Fund, Inc.
187.SGI Conservative Fund, Series of The RBB Fund, Inc.
188.SGI Global Equity Fund, Series of The RBB Fund, Inc.
189.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
190.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
191.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
192.SGI U.S. Large Cap Equity VI Portfolio, Series of The RBB Fund, Inc.
193.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
194.WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
195.RBC Funds Trust
196.Series Portfolios Trust
197.Thompson IM Funds, Inc.
198.TrimTabs ETF Trust
199.Trust for Advised Portfolios
200.Barrett Growth Fund, Series of Trust for Professional Managers
201.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
202.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
203.Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
204.Convergence Market Neutral Fund, Series of Trust for Professional Managers
205.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
206.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
207.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
208.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
209.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
210.Jensen Quality Value Fund, Series of Trust for Professional Managers
211.Marketfield Fund, Series of Trust for Professional Managers
212.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
213.Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
214.Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
215.Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
216.Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
217.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
218.USQ Core Real Estate Fund
219.Wall Street EWM Funds Trust
220.Wisconsin Capital Funds, Inc.

(b)     To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200 Miwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

(c)     Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are in the physical possession of Registrant and Registrant’s Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 1400 Marsh Landing Parkway, Suite 106, Jacksonville Beach, Florida; and all other records will be maintained by the Registrant’s Administrator, U.S. Bank Global Fund Services, at 615 East Michigan Street, Milwaukee, Wisconsin.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 44 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on January 27, 2022.

Intrepid Capital Management Funds Trust

By: /s/ Mark F. Travis
Mark F. Travis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to its Registration Statement has been signed below on January 27, 2022, by the following persons in the capacities indicated.

Signature	Title

/s/ Mark F. Travis	President and Trustee
Mark F. Travis

/s/ Donald C. White	Secretary and Treasurer
Donald C. White

John J. Broaddus*	Trustee
John J. Broadus

Peter R. Osterman, Jr.*	Trustee
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee
Ed Vandergriff, Jr.

* By:/s/ Mark F. Travis
Mark F. Travis
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A with the SEC on January 27, 2021, and is incorporated by reference.